ANNUAL REPORT  AUGUST 31, 2000

Prudential
California Municipal Fund/
California Series

Fund Type    Municipal Bond

Objective    Maximize current income that is exempt
from California State and federal income taxes, consistent with the preservation of capital

(GRAPH)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential California Municipal Fund/California
Series seeks to invest primarily in carefully selected long-term municipal bonds that provide the maximum amount of income that is exempt from California State and federal income taxes, consistent with the preservation of capital.
However, certain shareholders may be subject to the alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

    Expressed as a percentage of
total investments as of 8/31/00
        48.9%   General Obligation Bonds
        39.1    Revenue Bonds
        11.0    Prerefunded
         1.0    Miscellaneous

Credit Quality

    Expressed as a percentage of
total investments as of 8/31/00
        14.3%   AAA
         9.9    AA
        12.3    A
        23.8    BBB
         2.4    B
        37.3    Insured

Ten Largest Issuers

    Expressed as a percentage of
    net assets as of 8/31/00
        15.1%   Southern California Public
                Power Authority
         7.6    Orange County Local
                Transportation Authority
         6.5    Foothill/Eastern Transportation
                Corridor Agency*
         4.7    Long Beach Harbor Revenue
         4.1    Metro Water District of
                Southern California
         4.0    Brea Public Finance
                Authority Revenue
         3.8    Chula Vista
                Redevelopment Agency
         3.5    San Bernardino County
         3.4    Fairfield Public Finance
                Authority Revenue*
         3.3    South Orange County
                Public Finance Authority

* Prerefunded issues are secured by
   escrowed cash and/or direct U.S.
   guaranteed obligations.

www.prudential.com    (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                 As of 8/31/00
            One          Five               Ten                Since
            Year         Years             Years             Inception2
Class A     8.35%    33.54% (33.42%)   97.63% (97.29%)    101.27% (100.93%)
Class B     8.18     31.23  (31.12)    90.39  (90.07)     212.08  (205.46)
Class C     7.91     29.62  (29.51)         N/A            39.13   (38.89)
Class Z     8.71          N/A               N/A            26.82   (26.71)
Lipper CA
Muni Debt
Fund Avg.3  6.47          31.08             94.23               ***

Average Annual Total Returns1                 As of 9/30/00
           One        Five             Ten              Since
           Year       Years           Years           Inception2
Class A    4.33%   5.08% (5.06%)    6.68% (6.66%)    6.39% (6.37%)
Class B    2.20    5.17  (5.16)     6.60  (6.58)     7.30  (7.14)
Class C    4.86    4.87  (4.85)         N/A          5.19  (5.16)
Class Z    7.82        N/A              N/A          5.89  (5.86)

Distributions and Yields                       As of 8/31/00
        Total Distributions  30-Day   Taxable Equivalent Yield4 at Tax Rates of
        Paid for 12 Months  SEC Yield           36%              39.6%
Class A      $0.58            4.26%            7.34%             7.78%
Class B      $0.56            4.15             7.15              7.58
Class C      $0.53            3.86             6.65              7.05
Class Z      $0.61            4.64             7.99              8.47

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/19/84; Class C, 8/1/94; and Class Z, 9/18/96.

3 Lipper Average returns are for all funds in each share class for the one-, five-, and ten-year periods in the California Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 99.76% for
Class A, 241.88% for Class B, 40.93% for Class C, and 22.11% for Class Z, based on all funds in each share class.

(LOGO)                   October 18, 2000

Dear Shareholder,
During our fiscal year ended August 31, 2000, share classes of the Prudential California Municipal
Fund/California Series, without considering the initial sales charge, outperformed their benchmark
Lipper Average, which is not subject to sales charges. The Series performed well even though conditions in the municipal bond market were very volatile.

Municipal bond prices began to fall early in our fiscal year because the Federal Reserve (the Fed) repeatedly increased short-term interest rates to slow a rapidly expanding U.S. economy. However, higher interest rates and strong economic growth caused issuance of municipal bonds to decline at a time when many investors sought the tax-exempt income provided by these securities. This strong investor demand helped municipal bond prices end the 12 months higher.

Amid these shifting market conditions, Prudential's
Municipal Bond
sector team took advantage of changing investment opportunities.
The team accomplished this by skillfully managing the risk that fluctuating interest rates could pose to the Series' securities, by evaluating bond issuers' ability to make timely principal and interest payments, and by identifying undervalued bonds.

We discuss developments in the municipal bond market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

John R. Strangfeld, President
Prudential California Municipal Fund

Prudential California Municipal Fund      California Series
Annual Report    August 31, 2000

Investment Adviser's Report

Municipal bonds gained amid volatile market conditions
Prices of municipal bonds went on a roller coaster ride during our fiscal year that began September 1, 1999. They ended the 12 months higher as investors hurriedly bought a shrinking supply of newly issued tax-exempt securities. Furthermore, prices of munis finished the 12 months higher on the belief that the Fed was nearly through with its latest round of increases in short-term interest rates.

The Fed raised short-term rates four times during our fiscal year out of concern that an overheated
U.S. economy might ignite higher inflation via rising consumer prices and accelerating wages. By lifting short-term rates, the Fed pushed borrowing costs higher for businesses and consumers, which it hoped would slow economic growth to a more sustainable pace and help check inflationary pressures.

Timely duration moves
The trend toward higher short-term rates had initially led investors to require higher yields on municipal securities (and lower prices). In order to reduce our portfolio's sensitivity to the rise in interest rates, we lowered the Series' duration in the early autumn of 1999. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.)

As the year 2000 began, we expected the Fed to continue tightening monetary policy. We also believed that further rate increases would ultimately be viewed as positive by the bond market because they would show the Fed's determination to fight inflation. With this in mind, we began to lengthen the Series' duration in January 2000, which enabled the Series to benefit more fully as prices of munis rallied later in the year. Our timely adjustments to the Series' duration was an important reason that, without considering sales charges, the Series' share classes outperformed their benchmark Lipper Average, which is not subject to sales charges.

Prudential California Municipal Fund      California Series
Annual Report    August 31, 2000

Focus on intermediate-term municipal bonds
The municipal bond rally picked up steam in the spring of 2000 after the Fed aggressively raised rates in mid-May. Data indicated that economic growth was moderating. This in turn fueled optimism that the Fed would not have to continue hiking rates during the remainder of 2000. Consequently, many investors willingly paid higher prices for munis and accepted lower yields.

The generally strong demand for tax-exempt bonds helped the Lehman Municipal Bond Index to return
7.56% for the first eight months of 2000, compared with only 4.10% for the Standard & Poor's 500 Composite
Stock Price Index. Munis maturing in 10 to 15 years performed well. Some investors sought to shelter stock market gains by reinvesting in these intermediate-term munis because their prices tend to be less volatile than prices of longer-term tax-exempt bonds. Our sizable exposure to intermediate-term munis helped bolster the Series' total returns.

Upgrading The Golden State's bonds
While investors scrambled to buy municipal bonds, the supply of newly issued tax-exempt securities dwindled. Many state and local governments accumulated such hefty cash reserves during the long U.S. economic expansion that their borrowing needs declined. This in turn led to decreased issuance of tax-exempt bonds. In addition, the supply of new issues due to refunding activity shrank, as many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

California's economy has been especially vibrant so the amount of newly issued munis from August 31, 1999 to August 31, 2000 dropped 29%, compared with the same period a year earlier, according to Thomson Financial Securities Data. Favorable economic conditions were among the factors that prompted Fitch IBCA to upgrade its rating of California general obligation bonds to AA from AA minus in February 2000. Moody's Investors Service upgraded the bonds to Aa2 from Aa3, and Standard & Poor's upgraded them to AA from AA minus shortly after our fiscal year ended.

www.prudential.com             (800) 225-1852

We do not currently own California general obligation bonds because strong investor demand has driven down their yields to relatively unattractive levels. We did purchase tax-exempt bonds backed by United Airlines when they were trading at very attractive levels. Concern about the impact of higher fuel and labor costs on the profitability of the airline industry had pressured prices of these bonds. As market fears subsided, however, the bonds' performance improved, and we sold them at a profit. In addition, we owned bonds of Vacaville, California Redevelopment Agency, which rallied when they became "prerefunded" or backed by direct obligations of the U.S. Treasury. This development also boosted the Series' total returns.

Looking Ahead
Several factors could keep the rally of municipal
bond prices on track. As the Fed rate hikes work
their way through the economy, economic growth
could continue to moderate, allowing further
declines in bond yields and gains in bond prices.
Even if the economic expansion does not slow enough
to satisfy the Fed, the central bank may resume
tightening monetary policy.   This could further
reassure the bond market of the Fed's determination to fight inflation.

We also expect further gains in tax-exempt bond prices because demand for munis will likely continue to outpace supply for some time. We believe this imbalance will persist due to the aging population's higher preference for tax-exempt, fixed-income products, and the declining supply of long-term debt securities in general. In the near term, however, two risks to this bullish scenario are the proposals or policies that may come out of the U.S. Presidential election and the extent of price increases for energy. Uncertainty about these factors may make investors somewhat reluctant to continue driving prices of tax-exempt securities higher. However, uncertainty could also make munis more attractive as a means to reduce risks in the context of a broader portfolio.

Prudential California Municipal Fund Management Team

Prudential California Municipal Fund      California Series
Annual Report    August 31, 2000

Financial
    Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2000

                                   Moody's                                Principal
                                   Rating         Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)    Rate         Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.8%
Abag Fin. Auth. Rev., Schools of
 Sacred Heart, Ser. A              Baa3           6.45%        6/01/30    $    1,500       $  1,562,325
Baldwin Park Pub. Fin. Auth.
 Rev., Tax Alloc.                  BBB(d)         7.05         9/01/14         1,020          1,142,492
Brea Pub. Fin. Auth. Rev., Sub.
 Tax Alloc. Redev. Proj., Ser. C   NR             8.10         3/01/21         5,000          5,158,750
Buena Park Cmnty. Redev. Agcy.,
 Central Bus. Dist. Proj.          BBB+(d)        7.10         9/01/14         2,500          2,621,400
California St. Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge., Ser. A    Aa2            Zero         2/01/15         8,420          2,155,015
Chula Vista Redev. Agcy.,
 Bayfront Tax Alloc.               BBB+(d)        7.625        9/01/24         4,500          4,985,910
Commerce California Cmnty. Dev.
 Comm., Rfdg. Merged Redev.
 Proj., Ser. A                     NR             5.65         8/01/18         1,175          1,138,176
East Palo Alto Sanit. Dist.,
 Cert. of Part.                    NR             8.25         10/01/15        1,295          1,323,386
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Projs., Ser. A   NR             7.90         8/01/21         4,200(b)       4,428,732
Foothill/Eastern Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                     Aaa            Zero         1/01/13         2,250(b)       2,041,290
 Toll Rd. Rev.                     Aaa            Zero         1/01/16         5,000          2,241,950
 Toll Rd. Rev.                     Aaa            Zero         1/01/18         2,950          1,163,539
 Toll Rd. Rev.                     Baa3           Zero         1/15/26         5,200          2,979,964
Grass Valley Redev. Agcy.,
 Redev. Proj.                      BBB(d)         6.40         12/01/34        2,000          2,050,820
Kings Cnty. Wst. Mgmt. Auth.,
 Solid Wst. Rev., A.M.T.           BBB(d)         7.20         10/01/14        1,150          1,240,390
Long Beach Harbor Rev., Ser. A,
 A.M.T., F.G.I.C.                  Aaa            6.00         5/15/16         5,500          6,042,520
Long Beach Redev. Agcy. Dist.
 No. 3, Spec. Tax Rev.
 (cost $2,950,530; purchased
 10/18/93)                         NR             6.375        9/01/23         3,000(c)       3,064,200

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                   Moody's                                Principal
                                   Rating         Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)    Rate         Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., Cert. of
 Part., Correctional Facs.
 Proj., M.B.I.A.                   Aaa            Zero         9/01/10    $    3,770       $  2,394,704
Los Angeles Cnty., Hsg. Auth.,
 Multi-fam. Mtge. Rev.,
 Mayflower Gardens Proj.,
 Ser. K, G.N.M.A.                  NR             8.875%       12/20/10        2,100(b)       2,192,190
Los Angeles Community Red. Agcy.
 Parking Sys. Rev.                 A(d)           5.40         7/01/15         1,145          1,156,141
Los Angeles Conv. & Exhib. Ctr.
 Auth., Cert. of Part.             Aaa            9.00         12/01/10        1,250(b)       1,539,200
Met. Wtr. Dist. of Southern
 California,
 Rev. Linked S.A.V.R.S. &
 R.I.B.S.                          Aa2            5.75         8/10/18         1,000          1,063,630
 Waterworks Rev. Rfdg., Ser. A     Aa2            5.75         7/01/21         4,000          4,251,200
Midpeninsula Regional Open Space
 Dist. Fin. Auth. Rev., 1996,
 A.M.B.A.C.                        Aaa            Zero         9/01/15         3,000          1,384,950
Mojave Desert Solid Wst. Victor
 Vally Materials, Recov. Fac.,
 A.M.T.                            Baa1           7.875        6/01/20         1,175          1,254,124
Orange Cnty. Cmnty. Facs. Dist.,
 Spec. Tax Rev., No. 87-5B,
 Rancho Santa Margarita            NR             7.50         8/15/17         1,750(b)       1,893,010
Orange Cnty. Loc. Trans. Auth.,
 Linked S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C.                        Aaa            6.20         2/14/11         8,000          9,002,560
 Spec. Tax Rev., R.I.B.S.          Aa3            7.604(e)     2/14/11           750            910,312
Petaluma City Joint Union High
 Sch. Dist.,
 Capital Apprec., M.B.I.A.         Aaa            Zero         8/01/15         1,600            742,896
 Capital Apprec., M.B.I.A.         Aaa            Zero         8/01/16         1,455            632,809
 Capital Apprec., M.B.I.A.         Aaa            Zero         8/01/17         3,015          1,230,180
Port Redwood City Rev., A.M.T.     BBB(d)         5.125        6/01/30         1,600          1,373,296

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                   Moody's                                Principal
                                   Rating         Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)    Rate         Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Puerto Rico Comnwlth.
 Gen. Oblig.,
 Ser. 642A, M.B.I.A.               NR             7.497%(e)    7/01/10    $    1,000       $  1,195,130
Puerto Rico Ind. Tourist Edl.,
 Cogen Fac. AES Proj., A.M.T.      Baa2           6.625        6/01/26         2,000          2,084,860
Redding Elec. Sys. Rev.,
 Cert. of Part., R.I.B.S.,
 M.B.I.A.                          Aaa            8.457(e)     7/01/22         1,750          2,089,062
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                          Aaa            6.368        7/01/22            50             54,854
Roseville City Sch. Dist., Cap.
 Apprec. Ser. A, F.G.I.C.          Aaa            Zero         8/01/10         1,230            779,709
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                          Aaa            5.50         8/01/22         4,400          4,536,224
San Francisco City & Cnty.,
 Redev. Agcy., Lease Rev.,
 Cap. Apprec.                      A1             Zero         7/01/09         2,000          1,329,120
San Jose, Unified Sch. Dist.,
 Santa Clara, Gen. Oblig.,
 Ser. A, F.G.I.C.                  Aaa            Zero         8/01/17         1,350            550,827
Santa Margarita/Dana Point Auth.
 Rev.,
 Ser. 644A, M.B.I.A.               NR             13.827(e)    8/01/08           825          1,320,470
 Ser. 644B, M.B.I.A.               NR             13.827(e)    8/01/09           325            535,408
 Ser. 644C, M.B.I.A.               NR             13.827(e)    8/01/09           460            757,652
 Ser. 644G, M.B.I.A.               NR             13.827(e)    8/01/14           330            576,032
So. Orange Cnty. Pub. Fin.
 Auth., Spec. Tax Rev., M.B.I.A.   Aaa            7.00         9/01/11         3,500          4,259,465
So. Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. So. Tahoe Redev.
 Proj., Ser. A                     BBB-(d)        5.375        10/01/30        1,250          1,136,888

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                   Moody's                                Principal
                                   Rating         Interest     Maturity   Amount           Value
Description (a)                    (Unaudited)    Rate         Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                        A3             6.75%        7/01/10    $    2,265       $  2,648,510
 Proj. Rev.                        A3             6.75         7/01/11         1,195          1,399,907
 Proj. Rev.                        A3             6.75         7/01/12         2,935          3,461,451
 Proj. Rev.                        A3             6.75         7/01/13         4,000          4,685,920
 Proj. Rev., A.M.B.A.C.            Aaa            Zero         7/01/16         7,925          3,504,752
 Proj. Rev., Ser. A, F.G.I.C.      Aaa            Zero         7/01/12         7,080          3,960,410
Stockton Cmnty. Facs. Dist. No.
 90-2, Brookside Estates           NR             6.20         8/01/15           700            718,928
Sulphur Springs Union Sch.
 Dist., Ser. A, M.B.I.A.           Aaa            Zero         9/01/09         2,000          1,334,080
Vacaville Cmnty. Redev. Agcy.,
 Cmnty. Hsg. Fin. Multi-fam.       A-(d)          7.375        11/01/14        1,110(b)       1,266,144
Victor Valley Union High Sch.
 Dist.,
 Gen. Oblig., M.B.I.A.             Aaa            Zero         9/01/09         2,075          1,393,881
 Gen. Oblig., M.B.I.A.             Aaa            Zero         9/01/15         5,070          2,371,543
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91        NR             7.75         10/01/06          605(b)         632,891
Walnut Valley Unified Sch.
 Dist., M.B.I.A.                   Aaa            6.00         8/01/15         1,870          2,060,721
                                                                                           ------------
Total long-term investments
 (cost $115,453,082)                                                                        127,006,900
                                                                                           ------------
SHORT-TERM INVESTMENT
----------------------------------------------------------------------------------------
California Hlth. Fac. Fin. Auth.
 Rev., Ser. A
 (cost $10,000)                    VMIG1          3.40         9/01/00            10             10,000
                                                                                           ------------
Total Investments  97.8 %
 (cost $115,463,082; Note 4)                                                                127,016,900
Other assets in excess of
 liabilities  2.2%                                                                            2,872,671
                                                                                           ------------
Net Assets  100%                                                                           $129,889,571
                                                                                           ------------
                                                                                           ------------

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance Corporation.
   A.M.T.--Alternative Minimum Tax.
   F.G.I.C.--Financial Guaranty Insurance Company.
   G.N.M.A.--Government National Mortgage Association.
   M.B.I.A.--Municipal Bond Insurance Association.
   R.I.B.S.--Residual Interest Bearing Securities.
   S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c) Indicates a restricted security. The aggregate cost of restricted securities is $2,950,530 and the aggregate value is $3,064,200 which represents approximately 2.4% of net assets.
(d) Standard & Poor's Rating.
(e) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities

                                                                  August 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $115,463,082)                          $ 127,016,900
Cash                                                                      10,451
Receivable for investments sold                                        3,178,920
Interest receivable                                                    1,492,148
Receivable for Series shares sold                                         20,200
Other assets                                                               3,094
                                                                 -----------------
      Total assets                                                   131,721,713
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                        966,350
Payable for Series shares reacquired                                     651,630
Dividends payable                                                         68,274
Management fee payable                                                    55,223
Accrued expenses                                                          44,986
Distribution fee payable                                                  34,669
Deferred trustee's fees                                                   11,010
                                                                 -----------------
      Total liabilities                                                1,832,142
                                                                 -----------------
NET ASSETS                                                         $ 129,889,571
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     110,270
   Paid-in capital in excess of par                                  120,043,155
                                                                 -----------------
                                                                     120,153,425
   Accumulated net realized loss on investments                       (1,817,672)
   Net unrealized appreciation on investments                         11,553,818
                                                                 -----------------
Net assets, August 31, 2000                                        $ 129,889,571
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities Con't.

                                                                  August 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($94,775,534
      / 8,045,400 shares of beneficial interest issued and
      outstanding)                                                        $11.78
   Maximum sales charge (3% of offering price)                               .36
                                                                 -----------------
   Maximum offering price to public                                       $12.14
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($32,403,283 / 2,751,575 shares of beneficial interest
      issued and outstanding)                                             $11.78
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($1,111,932 / 94,421 shares of beneficial interest
      issued and outstanding)                                             $11.78
   Sales charge (1% of offering price)                                       .12
                                                                 -----------------
   Offering price to public                                               $11.90
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($1,598,822 / 135,612 shares of beneficial interest
      issued and outstanding)                                             $11.79
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Series
             Statement of Operations

                                                                       Year
                                                                       Ended
                                                                  August 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 8,146,703
                                                                 -----------------
Expenses
   Management fee                                                       672,142
   Distribution fee--Class A                                            233,900
   Distribution fee--Class B                                            191,741
   Distribution fee--Class C                                              9,674
   Custodian's fees and expenses                                         75,000
   Reports to shareholders                                               50,000
   Transfer agent's fees and expenses                                    45,000
   Legal fees and expenses                                               21,000
   Registration fees                                                     21,000
   Audit fee                                                             13,000
   Trustees' fees and expenses                                           10,000
   Miscellaneous                                                          5,301
                                                                 -----------------
      Total expenses                                                  1,347,758
Less: Custodian fee credit (Note 1)                                      (1,565)
                                                                 -----------------
    Net expenses                                                      1,346,193
                                                                 -----------------
Net investment income                                                 6,800,510
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                              636,560
   Financial futures transactions                                       424,723
                                                                 -----------------
                                                                      1,061,283
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        2,576,103
   Financial futures contracts                                          (87,938)
                                                                 -----------------
                                                                      2,488,165
                                                                 -----------------
Net gain on investments                                               3,549,448
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,349,958
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Changes in Net Assets

                                                       Year                Year
                                                       Ended               Ended
                                                  August 31, 2000     August 31, 1999
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   6,800,510       $   7,409,014
   Net realized gain on investment
      transactions                                     1,061,283             324,713
   Net change in unrealized appreciation
      (depreciation) of investments                    2,488,165         (10,186,236)
                                                 -----------------    ---------------
   Net increase (decrease) in net assets
      resulting from operations                       10,349,958          (2,452,509)
                                                 -----------------    ---------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (4,800,732)         (4,684,010)
      Class B                                         (1,873,857)         (2,591,035)
      Class C                                            (59,842)            (60,435)
      Class Z                                            (66,079)            (73,534)
                                                 -----------------    ---------------
                                                      (6,800,510)         (7,409,014)
                                                 -----------------    ---------------
   Distributions in excess of net investment
      income
      Class A                                            (28,246)                 --
      Class B                                            (12,173)                 --
      Class C                                               (412)                 --
      Class Z                                               (300)                 --
                                                 -----------------    ---------------
                                                         (41,131)                 --
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                      13,855,044          18,346,773
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    3,751,457           4,059,444
   Cost of shares reacquired                         (34,664,321)        (24,798,715)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                             (17,057,820)         (2,392,498)
                                                 -----------------    ---------------
Total decrease                                       (13,549,503)        (12,254,021)
NET ASSETS
Beginning of year                                    143,439,074         155,693,095
                                                 -----------------    ---------------
End of year                                        $ 129,889,571       $ 143,439,074
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Series (the 'Series') commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series at August 31, 2000 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.'
    16

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio of securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          17

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss by $41,131 due to the sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .250 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares for the year ended August 31, 2000.

      PIMS has advised the Series that it has received approximately $22,400 and $1,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended August 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended August 31, 2000, they received approximately $95,700 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended August 31, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 2000, the Series incurred fees of approximately $43,600 for the services of PMFS. As of August 31, 2000, approximately $3,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 2000 were $33,198,847 and $52,778,813, respectively.

      The cost basis of investments for federal income tax purposes at August 31, 2000 was substantially the same as for financial reporting purposes and, accordingly,
                                                                          19

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

net unrealized appreciation of investments for federal income tax purposes was $11,553,818 (gross unrealized appreciation--$11,834,526; gross unrealized depreciation--$280,708).

      For federal income tax purposes, the Series has a capital loss carryforward as of August 31, 2000 of approximately $1,826,600, of which, $1,823,700 expires in 2003 and $2,900 expires in 2006. Such carryforward is after utilization of approximately $972,100 to offset net taxable gains recognized during the year ended August 31, 2000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such capital loss carryforward.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the fiscal years ended August 31, 2000 and August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      637,977    $  7,185,783
Shares issued in reinvestment of dividends and distributions     234,288       2,651,560
Shares reacquired                                             (2,028,431)    (22,902,100)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,156,166)    (13,064,757)
Shares issued upon conversion from Class B                     1,087,815      12,320,095
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (68,351)   $   (744,662)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      795,762    $  9,586,464
Shares issued in reinvestment of dividends                       216,108       2,593,281
Shares reacquired                                               (914,438)    (10,998,324)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      97,432       1,181,421
Shares issued upon conversion from Class B                       541,419       6,534,806
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    638,851    $  7,716,227
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2000
Shares sold                                                      367,823    $  4,136,928
Shares issued in reinvestment of dividends and distributions      88,653       1,001,612
Shares reacquired                                               (828,681)     (9,384,778)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (372,205)     (4,246,238)
Shares reacquired upon conversion into Class A                (1,088,264)    (12,320,095)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,460,469)   $(16,566,333)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      514,171    $  6,183,598
Shares issued in reinvestment of dividends                       114,358       1,373,595
Shares reacquired                                               (952,947)    (11,419,751)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (324,418)     (3,862,558)
Shares reacquired upon conversion into Class A                  (541,523)     (6,534,806)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (865,941)   $(10,397,364)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Year ended August 31, 2000
Shares sold                                                      138,301    $  1,570,858
Shares issued in reinvestment of dividends and distributions       4,033          45,608
Shares reacquired                                               (174,362)     (1,976,318)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (32,028)   $   (359,852)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                       53,745    $    647,299
Shares issued in reinvestment of dividends                         3,582          42,860
Shares reacquired                                                (33,739)       (402,855)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     23,588    $    287,304
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended August 31, 2000
Shares sold                                                       85,546    $    961,475
Shares issued in reinvestment of dividends and distributions       4,641          52,677
Shares reacquired                                                (35,603)       (401,125)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     54,584    $    613,027
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      161,138    $  1,929,412
Shares issued in reinvestment of dividends                         4,138          49,708
Shares reacquired                                               (169,051)     (1,977,785)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     (3,775)   $      1,335
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Series
             Financial Highlights

                                                                      Class A
                                                                 -----------------
                                                                    Year Ended
                                                                  August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $ 11.45
                                                                     --------
Income from investment operations
Net investment income                                                     .58
Net realized and unrealized gain (loss) on investment
transactions                                                              .33
                                                                     --------
   Total from investment operations                                       .91
                                                                     --------
Less distributions
Dividends from net investment income                                     (.58)
Distributions in excess of net investment income                           --(c)
                                                                     --------
   Total distributions                                                   (.58)
                                                                     --------
Net asset value, end of year                                          $ 11.78
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $94,776
Average net assets (000)                                              $93,560
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .93%
   Expenses, excluding distribution and service (12b-1) fees              .68%
   Net investment income                                                 5.13%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 25%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    22                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.44             $  11.49
    --------             --------             --------             --------
         .59                  .62                  .65(a)               .65(a)
        (.77)                 .43                  .36                 (.05)
    --------             --------             --------             --------
        (.18)                1.05                 1.01                  .60
    --------             --------             --------             --------
        (.59)                (.62)                (.65)                (.65)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.59)                (.63)                (.65)                (.65)
    --------             --------             --------             --------
    $  11.45             $  12.22             $  11.80             $  11.44
    --------             --------             --------             --------
    --------             --------             --------             --------
       (1.56)%               9.13%                9.01%                5.23%
    $ 92,868             $ 91,356             $ 81,535             $ 72,876
    $ 94,868             $ 85,624             $ 78,347             $ 71,119
         .89%                 .78%                 .76%(a)              .81%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.94%                5.18%                5.53%(a)             5.58%(a)
          13%                  11%                  14%                  26%

    See Notes to Financial Statements                                     23

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                    Year Ended
                                                                  August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $ 11.44
                                                                     --------
Income from investment operations
Net investment income                                                     .56
Net realized and unrealized gain (loss) on investment
transactions                                                              .34
                                                                     --------
   Total from investment operations                                       .90
                                                                     --------
Less distributions
Dividends from net investment income                                     (.56)
Distributions in excess of net investment income                           --(c)
                                                                     --------
   Total distributions                                                   (.56)
                                                                     --------
Net asset value, end of year                                          $ 11.78
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         8.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $32,403
Average net assets (000)                                              $38,348
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.18%
   Expenses, excluding distribution and service (12b-1) fees              .68%
   Net investment income                                                 4.89%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    24                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.43             $  11.49
    --------             --------             --------             --------
         .56                  .58                  .60(a)               .60(a)
        (.78)                 .43                  .37                 (.06)
    --------             --------             --------             --------
        (.22)                1.01                  .97                  .54
    --------             --------             --------             --------
        (.56)                (.58)                (.60)                (.60)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.56)                (.59)                (.60)                (.60)
    --------             --------             --------             --------
    $  11.44             $  12.22             $  11.80             $  11.43
    --------             --------             --------             --------
    --------             --------             --------             --------
       (1.94)%               8.70%                8.67%                4.73%
    $ 48,196             $ 62,043             $ 70,093             $ 85,190
    $ 56,041             $ 66,086             $ 75,935             $ 96,525
        1.19%                1.18%                1.16%(a)             1.21%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.62%                4.78%                5.13%(a)             5.18%(a)

    See Notes to Financial Statements                                     25

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                    Year Ended
                                                                  August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $ 11.44
                                                                     --------
Income from investment operations
Net investment income                                                     .53
Net realized and unrealized gain (loss) on investment
transactions                                                              .34
                                                                     --------
   Total from investment operations                                       .87
                                                                     --------
Less distributions
Dividends from net investment income                                     (.53)
Distributions in excess of net investment income                           --(c)
                                                                     --------
      Total distributions                                                (.53)
                                                                     --------
Net asset value, end of year                                          $ 11.78
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         7.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 1,112
Average net assets (000)                                              $ 1,290
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.43%
   Expenses, excluding distribution and service (12b-1) fees              .68%
   Net investment income                                                 4.64%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    26                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.43             $  11.49
    --------             --------             --------             --------
         .53                  .55                  .57(a)               .57(a)
        (.78)                 .43                  .37                 (.06)
    --------             --------             --------             --------
        (.25)                 .98                  .94                  .51
    --------             --------             --------             --------
        (.53)                (.55)                (.57)                (.57)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.53)                (.56)                (.57)                (.57)
    --------             --------             --------             --------
    $  11.44             $  12.22             $  11.80             $  11.43
    --------             --------             --------             --------
    --------             --------             --------             --------
       (2.18)%               8.43%                8.40%                4.47%
    $  1,447             $  1,257             $    334             $    543
    $  1,373             $    689             $    480             $    286
        1.44%                1.43%                1.41%(a)             1.46%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.40%                4.53%                4.88%(a)             4.93%(a)

    See Notes to Financial Statements                                     27

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                    Year Ended
                                                                  August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.45
                                                                     --------
Income from investment operations
Net investment income                                                     .61
Net realized and unrealized gain (loss) on investment
transactions                                                              .34
                                                                     --------
   Total from investment operations                                       .95
                                                                     --------
Less distributions
Dividends from net investment income                                     (.61)
Distributions in excess of net investment income                           --(c)
                                                                     --------
   Total distributions                                                   (.61)
                                                                     --------
Net asset value, end of period                                        $ 11.79
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 1,599
Average net assets (000)                                              $ 1,231
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .68%
   Expenses, excluding distribution and service (12b-1) fees              .68%
   Net investment income                                                 5.37%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
    $  12.23                  $  11.81                          $  11.50
----------------          ----------------                    ----------
         .62                       .63                               .64(a)
        (.78)                      .43                               .31
----------------          ----------------                    ----------
        (.16)                     1.06                               .95
----------------          ----------------                    ----------
        (.62)                     (.63)                             (.64)
          --                      (.01)                               --(c)
----------------          ----------------                    ----------
        (.62)                     (.64)                             (.64)
----------------          ----------------                    ----------
    $  11.45                  $  12.23                          $  11.81
----------------          ----------------                    ----------
----------------          ----------------                    ----------
       (1.44)%                    9.24%                             8.35%
    $    928                  $  1,037                          $    710
    $  1,427                  $    847                          $    458
         .69%                      .68%                              .66%(a)/(e)
         .69%                      .68%                              .66%(a)/(e)
        5.15%                     5.28%                             5.35%(a)/(e)

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 20, 2000

       Prudential California Municipal Fund      California Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2000) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 2000, dividends paid from net investment income of $.58 per Class A share, $.56 per Class B share, $.53 per Class C share and $.61 per Class Z share were all federally tax-exempt interest dividends.

      We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

Prudential California Municipal Fund      California Series
Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    Massachusetts Series
    New Jersey Series
    New York Series
    North Carolina Series
    Ohio Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    Connecticut Money Market Series
    Massachusetts Money Market Series
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential California Municipal Fund      California Series
Class A     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
            One Year    Five Years       Ten Years      Since Inception
With Sales
 Charge       5.10%    5.31%  (5.29)    6.72%  (6.71)    6.51%  (6.49)
Without Sales
 Charge       8.35%    5.95%  (5.94)    7.05%  (7.03)    6.82%  (6.80)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the past ten years. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Series (Class
A shares) with a similar investment in the Lehman
Brothers Municipal Bond Index (the Index) by portraying the initial account value at the beginning of the ten-year period of Class A shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in August 1990 for Class
A shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge of 3% was deducted from the initial $10,000 investment in Class A shares;
(b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The numbers in parentheses show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com          (800) 225-1852
Class B     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
             One Year    Five Years       Ten Years      Since Inception
With Sales
 Charge       3.18%     5.42%  (5.41)    6.65%  (6.63)    7.40%  (7.25)
Without Sales
 Charge       8.18%     5.59%  (5.57)    6.65%  (6.63)    7.40%  (7.25)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the past ten years. The graph compares a $10,000 investment in the Prudential California
Municipal Fund/California Series (Class B shares) with a similar investment in the Lehman Brothers
Municipal Bond Index (the Index) by portraying the initial account value at the beginning of the ten-year period of Class B shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in August 1990 for Class B shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge of 5%, 4%, 3%, 2%, 1%, and 1% for six years was deducted from the value of the investment in Class B shares, assuming full redemption on August 31, 2000; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Class
B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.
The numbers in parentheses show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential California Municipal Fund      California Series
Class C     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
             One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge       5.83%     5.11%  (5.10)    N/A         5.40%  (5.37)
Without Sales
 Charge       7.91%     5.33%  (5.31)    N/A         5.58%  (5.55)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Prudential California Municipal Fund/California
Series (Class C shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the
Index) by portraying the initial account value at the commencement of operations of Class C shares, and the account values at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in August 1994 for Class C shares.
For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge of 1% was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge of 1% for 18 months was deducted from the value of the investment in Class
C shares, assuming full redemption on August 31, 2000; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. The numbers in parentheses show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com             (800) 225-1852
Class Z     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
              One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge        8.71%         N/A           N/A        6.20%  (6.18)
Without Sales
 Charge        8.71%         N/A           N/A        6.20%  (6.18)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst- year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Series (Class
Z shares) with a similar investment in the Lehman
Brothers Municipal Bond Index (the Index) by portraying the initial account value at the commencement of operations of Class Z shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in September 1996 for Class Z shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The numbers in parentheses show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
     Class A    PRMCX    744313107
     Class B    PBCMX    744313206
     Class C    PCCSX    744313701
     Class Z    PZCSX    744313883

MF116E

(ICON)   Printed on Recycled Paper

ANNUAL REPORT  AUGUST 31, 2000

Prudential
California Municipal Fund/
California Income Series

Fund Type    Municipal Bond

Objective    Maximize current income that is exempt
from California State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential California Municipal Fund/California
Income Series' investment objective is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition

    Expressed as a percentage of
total investments as of 8/31/00
        53.0%   General Obligation Bonds
        27.7    Revenue Bonds
        13.6    Prerefunded
         3.4    Miscellaneous
         2.3    Cash Equivalents

Credit Quality

    Expressed as a percentage of
total investments as of 8/31/00
        7.4%   AAA
        2.8    AA
        8.8    A
        9.4    BBB
        1.0    BB
       28.1    Insured
       40.2    Not Rated*
        2.3    Cash Equivalents

* Unrated bonds are believed to be of comparable quality to permissible investments by the Series.

Ten Largest Issuers

    Expressed as a percentage of
    net assets as of 8/31/00
    5.6%   Southern California
           Public Power Authority
    5.1    Foothill/Eastern
           Transit Corridor Agency*
    4.7    Orange County
           Local Transportation Authority
    3.4    Long Beach Harbor Revenue
    3.3    San Joaquin Hills
           Transit Corridor Agency
    2.2    Victor Valley, Union
           H.S. District
    2.1    Chula Vista Community
           Redevelopment Agency
    1.8    Sacramento City
           Finance Authority
    1.8    San Bernardino County
    1.8    Folsom Spec. Tax
           Community Facs.

* Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

www.prudential.com    (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                      As of 8/31/00

            One         Five               Since
            Year        Years            Inception2
Class A     7.10%   36.37% (35.86%)    104.66% (100.05%)
Class B     6.93    34.14  (33.64)      44.21   (42.99)
Class C     6.66    32.48  (31.98)      42.39   (41.46)
Class Z     7.26         N/A            27.41   (27.29)
Lipper CA
Muni Debt
Fund Avg.3  6.47         31.08               ***


Average Annual Total Returns1        As of 9/30/00
           One        Five              Since
           Year       Years           Inception2
Class A    2.75%    5.49% (5.43%)    7.14% (6.88%)
Class B    0.76     5.63  (5.57)     5.39  (5.24)
Class C    3.45     5.32  (5.26)     5.58  (5.46)
Class Z    6.09          N/A         5.98  (5.95)

Distributions and Yields              As of 8/31/00
        Total Distributions    30-Day  Taxable Equivalent Yield4 at Tax Rates of
        Paid for 12 Months    SEC Yield        36%                 39.6%
Class A      $0.54              4.37%         7.53%                7.98%
Class B      $0.51              4.25          7.32                 7.76
Class C      $0.49              3.96          6.82                 7.23
Class Z      $0.56              4.75          8.18                 8.67

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/3/90; Class B,
12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3 Lipper Average returns are for all funds in each share class for the one- and five-year periods in the California Municipal Debt Fund category.
Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 86.59% for
Class A, 39.06% for Class B, 40.93% for Class C, and 22.11% for Class Z, based on all funds in each share class.

(LOGO)                             October 18, 2000

Dear Shareholder,
During our fiscal year ended August 31, 2000, share classes of the Prudential California Municipal
Fund/California Income Series, without considering the initial sales charge, outperformed their benchmark Lipper Average, which is not subject to sales charges. The Series performed well even though conditions in the municipal bond market were very volatile.

Municipal bond prices began to fall early in our fiscal year because the Federal Reserve (the Fed) repeatedly increased short-term interest rates to slow a rapidly expanding U.S. economy. However, higher interest rates and strong economic growth caused issuance of municipal bonds to decline at a time when many investors sought the tax-exempt income provided by these securities. This strong investor demand helped municipal bond prices end the 12 months higher.

Amid these shifting market conditions, Prudential's
Municipal Bond sector team took advantage of changing investment opportunities. The team accomplished this by skillfully managing the risk that fluctuating interest rates could pose to the Series' securities, by evaluating bond issuers' ability to make timely principal and interest payments, and by identifying undervalued bonds.

We discuss developments in the municipal bond market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

John R. Strangfeld, President
Prudential California Municipal Fund

Prudential California Municipal Fund     California Income Series
Annual Report    August 31, 2000

Investment Adviser's Report

Municipal bonds gained amid volatile market conditions
Prices of municipal bonds went on a roller coaster ride during our fiscal year that began September 1, 1999. They ended the 12 months higher as investors hurriedly bought a shrinking supply of newly issued tax-exempt securities. Furthermore, prices of munis finished the 12 months higher on the belief that the Federal Reserve was nearly through with its latest round of increases in short-term interest rates.

The Fed increased short-term rates four times during our fiscal year out of concern that an overheated U.S. economy might ignite higher inflation via rising consumer prices and accelerating wages. By lifting short-term rates, the Fed pushed borrowing costs higher for businesses and consumers, which it hoped would slow economic growth to a more sustainable pace and help check inflationary pressures.

Timely duration moves
The trend toward higher short-term rates had initially led investors to require higher yields on municipal securities (and lower prices). In order to reduce our portfolio's sensitivity to the rise in interest rates, we lowered the Series' duration in the early autumn of 1999. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.)

As the year 2000 began, we expected the Fed to continue tightening monetary policy. We also believed that further rate increases would ultimately be viewed as positive by the bond market because they would show the Fed's determination to fight inflation. With this in mind, we began to lengthen the Series' duration in January 2000, which enabled the Series to benefit more fully as prices of munis rallied later in the year. Our timely adjustments to the Series' duration was an important reason that, without considering sales charges, the Series' share classes outperformed their benchmark Lipper Average, which is not subject to sales charges.

Prudential California Municipal Fund      California Income Series
Annual Report    August 31, 2000

Municipal bonds beat stocks
The municipal bond rally picked up steam in the spring of 2000 after the Fed aggressively raised rates in mid-May. Data indicated that economic growth was moderating. This in turn fueled optimism that the Fed would not have to continue hiking rates during the remainder of 2000. Consequently, many investors willingly paid higher prices for munis and accepted lower yields.

Their strong demand for tax-exempt bonds enabled the Lehman Municipal Bond Index to return 7.56% for the first eight months of 2000, compared with only
4.10% for the Standard & Poor's 500 Composite Stock
Price Index.

Upgrading the Golden State's general obligation bonds
While investors scrambled to buy municipal bonds, the supply of newly issued tax-exempt securities dwindled. Many state and local governments accumulated such hefty cash reserves during the long U.S. economic expansion that their borrowing needs declined. This led to decreased issuance of tax-exempt bonds. Also, the supply of new issues due to refunding activity shrank, as many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

In California, where the economy has been vibrant, the amount of newly issued tax-exempt bonds from August 31, 1999, to August 31, 2000, dropped 29%, compared with the same period a year earlier, according to Thomson Financial Securities Data.
Favorable economic conditions were among the factors that prompted Fitch IBCA to upgrade its rating of California general obligation bonds to AA from AA minus in February 2000. Moody's Investors
Service also upgraded the bonds to Aa2 from Aa3, and Standard & Poor's raised them to AA from AA minus shortly after our fiscal year ended.

California's solid economic environment also
benefited bonds used to finance sewer systems and
other infrastructure for certain new housing
developments. Because the houses have sold well
during the economic expansion, market perception of
these nonrated bonds has improved,
www.prudential.com        (800) 225-1852

helping their prices to rally nicely. Our considerable exposure to these debt securities has enhanced the Series' performance.

Among other positions that helped boost the Series' returns were bonds of Vacaville, California
Redevelopment Agency, which rallied when they became "prerefunded" or backed by direct obligations of the U.S. Treasury. We also purchased tax-exempt bonds backed by United Airlines when they were trading at very attractive levels.
Concern about the impact of higher fuel and labor costs on the profitability of the airline industry had pressured prices of these bonds. As market fears subsided, however, the bonds' performance improved, and we sold them at a profit.

Looking Ahead
Several factors could keep the rally of municipal bond prices on track. As the Fed rate hikes work their way through the economy, economic growth could continue to moderate, allowing further declines in bond yields and gains in bond prices.
Even if the economic expansion does not slow enough to satisfy the Fed, the central bank may resume tightening monetary policy. This could further reassure the bond market of the Fed's determination to fight inflation.

We also expect further gains in tax-exempt bond prices because demand for munis will likely continue to outpace supply for some time. We believe this imbalance will persist due to the aging population's higher preference for tax-exempt, fixed-income products, and the declining supply of long-term debt securities in general. In the near term, however, two risks to this bullish scenario are the proposals or policies that may come out of the U.S. Presidential election and the extent of price increases for energy. Uncertainty about these factors may make investors somewhat reluctant to continue driving prices of tax-exempt securities higher. However, uncertainty could also make munis more attractive as a means to reduce risks in the context of a broader portfolio.

Prudential California Municipal Fund Management Team

Prudential California Municipal Fund      California Income Series

Annual Report    August 31, 2000

Financial
    Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.2%
----------------------------------------------------------------------------------------
Alisal Union Sch. Dist.,
 Cap. Apprec., Ser. C., F.G.I.C.     Aaa           Zero         8/1/19     $    1,615      $    578,670
 Cap. Apprec., Ser. C., F.G.I.C.     Aaa           Zero         8/1/22            675           201,616
Assoc. of Bay Area Govt's. Fin.
 Auth., Cert. of Part., Channing
 House, Ser. A                       NR            7.125%       1/1/21          1,500(f)      1,544,580
Brea Pub. Fin. Auth. Rev., Tax
 Alloc. Redev. Proj., Ser. C         NR            8.10         3/1/21          3,000         3,095,250
Buena Park Cmnty. Redev. Agcy.
 Cent. Bus. Dist. Proj.              NR            7.80         9/1/14          3,325         3,513,261
Calabasas Spec. Tax Ref. Cmnty.
 Facs., Dist. 98-1                   NR            5.75         9/1/28          1,000           948,160
California Cmnty. Dev. Comm., Ref.
 Ser. A                              NR            5.70         8/1/28          2,250         2,144,363
California Edl. Facs. Auth. Rev.,
 Univ. S. California, Ser. A         Aa2           5.00         10/1/28         2,000         1,876,700
California Infrastructure & Econ.
 Dev. Bk. Rev.,
 Scripps Research Institute,
 Ser. A                              A1            5.75         7/1/30          1,500         1,532,640
 Amer.Ctr. for Wine, Food & Arts     A(c)          5.70         12/1/19         2,060         2,104,084
California St. Cmnty. Cap. Apprec.
 Cmnty. Facs.,Dist. No. 97-1         NR            Zero         9/1/22          4,440         1,043,888
California St. Edl. Facs. Auth.
 Rev., Chapman College               Baa2          7.50         1/1/18            600(f)        618,756
Carson City Ltd. Oblig. Impvt.
 Rev., Assmt. Dist.                  NR            7.375        9/2/22          2,310         2,447,884
Chula Vista Cmnty. Redev. Agcy.,
 Ref. Tax Alloc. Sr. Bayfront,
 Ser. A                              BBB+(c)       7.625        9/1/24          2,500         2,769,950
 Ref. Tax Alloc. Sub. Bayfront,
 Ser. C                              NR            8.25         5/1/24          2,500         2,791,800

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Chula Vista Spec. Tax Cmnty.
 Facs., Dist. No. 97-3               NR            6.05%        9/1/29     $    2,765      $  2,765,000
Corona Cert. of Part., Vista Hosp.
 Sys., Inc., Ser. C                  NR            8.375        7/1/11          2,000(e)        800,360
Davis Pub. Facs. Fin. Auth., Mace
 Ranch, Ser. A                       NR            6.60         9/1/25          1,375         1,429,409
Delano Cert. of Part., Reg. Med.
 Ctr., Ser. 92-A                     AAA(c)        9.25         1/1/22          2,810(f)      3,160,407
East Palo Alto San. Dist., Cert.
 of Part.                            NR            8.25         10/1/15           500           510,960
El Dorado Cnty., Spec. Tax,
 Cmnty. Facs., Dist. No. 92-1        NR            6.125        9/1/16          1,000         1,001,190
 Cmnty. Facs., Dist. No. 92-1        NR            6.25         9/1/29          2,990         2,990,000
El Dorado Hills Dev., Cmnty.
 Facs., Dist. No. 92-1               NR            8.25         9/1/24          1,945(f)      2,269,154
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Proj., Ser. A      NR            7.90         8/1/21          2,500(f)      2,636,150
Folsom Spec. Tax,
 Cmnty. Facs., Dist. No. 10          NR            6.875        9/1/19          2,000         2,115,500
 Cmnty. Facs., Dist. No. 7           NR            6.00         9/1/24          2,500         2,459,425
Fontana Pub. Fin. Auth., N.
 Fontana Tax Alloc. Rev.             NR            7.65         12/1/09         1,575(f)      1,674,194
Fontana Redev. Agcy. Tax Alloc.,
 Ref. Jurupa Hills Redev. Proj. A    BBB+(c)       5.60         10/1/27         1,595         1,516,143
Foothill/Eastern Trans. Corr.
 Agcy.,
 Conv. Cap. Apprec., Ser. A          Aaa           Zero         1/1/13          4,750(f)      4,309,390
 Conv. Cap. Apprec.                  Baa3          Zero         1/15/26         4,800         2,750,736
 Conv. Cap. Apprec.                  Baa3          Zero         1/15/28         4,890         2,775,906
 Toll Rd., Ser. A                    Aaa           Zero         1/1/20         10,000         3,483,200
Gateway Impvt. Auth. Rev., Marine
 City Cmnty. Facs. Dist. & Redev.    NR            7.75         9/1/25          2,100(f)      2,478,693
Golden West Sch. Fin. Auth.,
 California Rev. Cap. Apprec.
 Ref., Ser. A                        Aaa           Zero         2/1/19          2,110           775,425
Irvine Impvt. Bond Act of 1915,
 Assmt. Dist. No. 87-8 Grp.          NR            6.00         9/2/24          3,000         2,988,660
 Assmt. Dist. No. 94-13              NR            6.00         9/2/22          1,000         1,000,000

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Kings Cnty. Wst. Mgmt. Auth.,
 Solid Wst. Rev., A.M.T.             BBB(c)        7.20%        10/1/14    $    1,200      $  1,294,320
La Mesa Impvt. Bond Act of 1915,
 Ltd. Oblig., Dist. No. 98-1         NR            5.75         9/2/23          1,000           955,840
La Mirada Redev. Agcy. Spec. Tax,
 Ref. Cmnty. Fac., Dist. No. 89-1    NR            5.70         10/1/20         1,000           946,460
La Quinta Redev. Agcy.,
 Proj. Area No. 1, M.B.I.A.          Aaa           7.30         9/1/10          1,000         1,234,140
 Tax Alloc. Ref. Proj. No.1,
 M.B.I.A.                            Aaa           7.30         9/1/11          1,000         1,239,860
Lincoln Impvt. Bond Act of 1915,
 Pub. Fin. Auth., Twelve Bridges     NR            6.20         9/2/25          2,980         2,996,509
Long Beach Hbr. Rev.,
 Ref. Ser. A., A.M.T., F.G.I.C.      Aaa           6.00         5/15/17         5,000         5,471,850
 Ref. Ser. A., A.M.T., F.G.I.C.      Aaa           6.00         5/15/19         3,000         3,258,210
Long Beach Redev. Agcy. Hsg.,
 Multifamily Hsg. Rev., Pacific
 Ct. Apts., Ser. B                   NR            Zero         9/1/13          1,000(e)        620,000
 Multifamily Hsg. Rev., Pacific
 Ct. Apts., Ser. B                   NR            Zero         9/1/23          1,500(e)        930,000
Los Angeles Cmnty. Redev. Agy.
 Sys. Rev., Cinerama Dome Pub.Pkg.
 Proj.                               A(c)          5.75         7/1/26          3,000         2,999,730
Los Angeles Cmnty. Facs., Dist.
 No. 5, Rowland Heights Area         NR            7.25         9/1/19          1,500(f)      1,697,595
Lynwood Pub. Fin. Auth. Rev., Wtr.
 Sys. Impvt. Proj.                   BBB(c)        6.50         6/1/21          1,500         1,552,710
Met. Wtr. Dist. of Southern
 California, Waterworks Rev.,
 Linked S.A.V.R.S. & R.I.B.S.        Aa2           5.75         8/14/18         1,000         1,063,630
Mojave Desert & Mtn. Solid Waste,
 Victor Valley Nat'l. Recov.
 Facs., A.M.T.                       Baa1          7.875        6/1/20          1,175         1,254,125

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Montebello Unified Sch. Dist.,
 Cap. Apprec., F.G.I.C.              Aaa           Zero         8/1/18     $    2,195      $    839,061
 Cap. Apprec., F.G.I.C.              Aaa           Zero         8/1/19          2,250           806,197
 Cap. Apprec., F.G.I.C.              Aaa           Zero         8/1/20          2,300           776,066
Morgan Hill Unified Sch. Dist.       Aaa           5.75%        8/1/18          1,000         1,060,730
Norco Spec.Tax Cmnty. Facs., Dist.
 No. 97-1                            NR            7.10         10/1/30         1,320         1,387,069
Ontario California Impvt. Bond Act
 of 1915, Assmt. Dist. 100C, Com.
 Ctr. III                            NR            8.00         9/2/11          1,050         1,093,596
Orange Cnty. Cmnty. Facs. Dist.,
 Spec. Tax Rev., No. 88-1, Aliso
 Viejo, Ser. A                       AAA           7.15(c)      8/15/06           805(f)        867,283
Orange Cnty. Loc. Trans. Auth.,
 Sales Tax Rev., Linked S.A.V.R.S.
 & R.I.B.S., A.M.B.A.C.              Aaa           6.20         2/14/11        10,000        11,253,200
 Spec. Tax Rev., Linked S.A.V.R.S.
 & R.I.B.S.                          Aa3           7.604(d)     2/14/11           750           910,312
Perris Sch. Dist., Cert. of Part.,
 Cap. Proj.                          NR            7.75         3/1/21          1,500(f)      1,557,360
Pico Rivera California Wtr. Auth.
 Rev., Wtr. Sys. Proj. Ser. A,
 M.B.I.A.                            Aaa           5.50         5/1/29          4,000         4,075,320
Pittsburg California Redev. Agcy.
 Tax Alloc., Ext. Spec. Redem.,
 Los Medanos, F.S.A.                 Aaa           5.80         8/1/34          2,700         2,816,856
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                          Aaa           Zero         8/1/26          1,375           323,661
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                          Aaa           Zero         8/1/30          4,145           775,944
Placentia Pub. Fin. Auth., Spec.
 Tax Rev., Ser. B                    NR            6.60         9/1/15          1,500         1,536,165
Poway Cmnty. Facs., Dist. No.
 88-1, Parkway Bus. Ctr.             NR            6.75         8/1/15          1,000         1,069,490

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Rites,
 PA 642A, M.B.I.A.                   NR            7.497%(d)    7/1/10     $    1,000      $  1,195,130
Puerto Rico Indl. Tourist Edl.
 Med. & Environmental Clt. Facs.,
 Cogen Fac., A.M.T.                  Baa2          6.625        6/1/26          3,750         3,909,112
Puerto Rico Pub. Bldgs. Auth.,
 Gtd. Pub. Ed. & Hlth. Facs.,
 Ser. J                              Baa1          Zero         7/1/06          1,605         1,230,297
Redding Elec. Sys. Rev.,
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                            Aaa           6.368        7/1/22             50            54,854
 Cert. of Part., M.B.I.A.            Aaa           8.457(d)     7/1/22          1,850         2,208,437
Richmond Redev. Agcy. Tax Alloc.,
 Cap. Apprec. Ref. Harbor, Ser.
 B., M.B.I.A.                        Aaa           Zero         7/1/20          1,150           389,045
 Cap. Apprec. Ref. Harbor, Ser.
 B., M.B.I.A.                        Aaa           Zero         7/1/21          1,150           366,126
 Multifamily Hsg., Bridge
 Affordable Hsg.                     NR            7.50         9/1/23          2,500         2,542,100
Rio Vista Impvt. Bond Act of 1915,
 Assmt. Dist. No. 96-1, River View
 Pt.                                 NR            7.50         9/2/22          1,940         2,088,371
Riverside Unified Sch. Dist. Spec.
 Tax,
 Cmnty. Facs. Dist. No. 7, Ser. A    NR            6.90         9/1/20          1,320         1,389,854
 Cmnty. Facs. Dist. No. 7, Ser. A    NR            7.00         9/1/30          1,000         1,051,440
Riverside Cnty. Cert. of Part.,
 Air Force Village West              NR            8.125        6/15/20         3,000(f)      3,262,170
Rocklin Stanford Ranch Cmnty.,
 Spec.Tax Facs., Dist. No. 3         NR            8.10         11/1/15         1,000(f)      1,026,590
Rocklin Unified Sch. Dist., Gen.
 Oblig.,
 Cap. Apprec., Ser. C, M.B.I.A.      Aaa           Zero         8/1/12          1,110           624,153
 Cap. Apprec., Ser. C, M.B.I.A.      Aaa           Zero         8/1/13          1,165           615,586
 Cap. Apprec., Ser. C, M.B.I.A.      Aaa           Zero         8/1/14          1,220           604,498
 Cap. Apprec., Ser. C, M.B.I.A.      Aaa           Zero         8/1/15          1,285           596,638
 Cap. Apprec., Ser. C, M.B.I.A.      Aaa           Zero         8/1/16          1,400           608,888

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Roseville California Spec. Tax,
 Highland Cmnty. Fac., Dist.
 No. 1                               NR            6.30%        9/1/25     $    1,900      $  1,910,773
 Ref. N. Central Cmnty., Dist.
 No. 1                               NR            5.80         9/1/17          2,500         2,457,625
Sacramento City Fin. Auth.,
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.             Aaa           Zero         11/1/16         5,700         2,446,839
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.             Aaa           Zero         11/1/17         5,695         2,293,092
Sacramento Cnty. Spec. Tax Rev.,
 Dist. No. 1, Laguna Creek Ranch     NR            5.70         12/1/20         1,410         1,349,821
 Dist. No. 1, Laguna Creek Ranch     NR            8.25         12/1/20         1,000(f)      1,030,070
Sacramento Impvt. Bond Act of
 1915, Willowcreek II, Assmt.
 Dist., No.96-1                      NR            6.70         9/2/22          2,495         2,577,460
Sacramento Spec. Purpose Facs.,
 Y.M.C.A. of Sacramento              NR            7.25         12/1/18         2,060         2,158,674
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                            Aaa           5.50         08/1/22         4,540         4,680,558
San Bruno Park Sch. Dist.,
 Cap. Apprec., F.S.A.                Aaa           Zero         8/1/20          1,275           430,211
 Cap. Apprec., F.S.A.                Aaa           Zero         8/1/21          1,220           387,423
 Cap. Apprec., F.S.A.                Aaa           Zero         8/1/22          1,080           322,585
San Diego Spec. Tax, Cmnty. Facs.,
 Dist. No. 1, Ser. B                 NR            7.10         9/1/20          2,000(f)      2,302,400
San Francisco City & Cnty.,
 Redev. Agcy., Lease Rev.            A1            Zero         7/1/06          1,500         1,156,395
 Redev. Agcy., Lease Rev.            A1            Zero         7/1/07          2,250         1,654,493
San Joaquin Hills Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                       Aaa           Zero         1/1/11          2,000         1,228,800
 Toll Rd. Rev.                       Aaa           Zero         1/1/22         15,000         4,626,900

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Toll Rd. Rev., Cap. Apprec. Ref.,
 Ser. A, M.B.I.A.                    Aaa           Zero         1/15/26    $    7,000      $  1,677,760
 Toll Rd. Rev.                       Aaa           5.00%        1/1/33          1,000           939,080
San Jose Multifamily Hsg. Rev.,
 Sixth & Martha Family Apts.,
 A.M.T., F.N.M.A.                    AAA(c)        5.875        3/1/33          1,400         1,408,134
San Jose Unified Sch. Dist., Santa
 Clara,
 Gen. Oblig., Ser. A., F.G.I.C.      Aaa           Zero         8/1/16          2,630         1,143,839
 Gen. Oblig., Ser. A., F.G.I.C.      Aaa           Zero         8/1/18          2,765         1,056,949
 Gen. Oblig., Ser. A., F.G.I.C.      Aaa           Zero         8/1/19          2,835         1,015,809
San Leandro Cmnty. Facs., Spec.
 Tax, Dist. No. 001                  NR            6.50         9/1/25          2,160         2,172,614
San Luis Obispo, Certs. of Part.,
 Vista Hosp. Sys.                    NR            8.375        7/1/29          1,000(e)        400,190
San Marino Unified Sch. Dist.,
 General Oblig., Ser. A              AA(c)         5.25         7/1/19          1,840         1,866,330
 General Oblig., Ser. A              AA(c)         5.00         6/1/23          1,500         1,440,795
Santa Margarita, Dana Point Rites,
 PA Ser. 644G, M.B.I.A.              NR            13.827(d)    8/1/14            330           576,032
 PA Ser. 644B, M.B.I.A.              NR            13.827(d)    8/1/09            305           502,460
Santa Margarita Wtr. Dist. Spec.
 Tax,
 Cmnty Fac., Dist. No. 99-1          NR            6.20         9/1/20          2,000         2,038,320
 Cmnty Fac., Dist. No. 99-1          NR            6.25         9/1/29          2,000         2,031,800
Santa Rosa Impvt. Bond Act of
 1915, Ref. Fountaingrove Parkway    NR            5.70         9/2/19          1,000           961,000
South Orange Cnty., Pub. Fin.
 Auth., Spec. Tax Rev., M.B.I.A.     Aaa           7.00         9/1/10          2,535         3,068,187
South San Francisco Redev. Agcy.,
 Tax Alloc., Gateway Redev. Proj.    NR            7.60         9/1/18          2,375(f)      2,581,174
South Tahoe Joint Pwrs. Fin. Ref.,
 Redev. Proj., Ser. A                BBB-(c)       5.375        10/1/30         1,500         1,364,265

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                          A2            6.75%        7/1/10     $    6,250      $  7,308,250
 Proj. Rev.                          A2            6.75         7/1/13          3,000         3,514,440
 Proj. Rev., A.M.B.A.C.              Aaa           Zero         7/1/16          8,400         3,714,816
Stockton Cmnty. Facs., Dist. No.
 90-2, Brookside Estates             NR            6.20         8/1/15          1,050         1,078,392
Sulphur Springs Unified Sch.
 Dist., Ser. A, M.B.I.A.             Aaa           Zero         9/1/11          3,000         1,786,170
Temecula Valley Unified Sch.
 Dist., Cmnty. Facs., Spec. Tax,
 Dist. No. 89-1                      NR            8.60         9/1/17          2,600         2,684,786
Tustin Unified Sch. Dist.,
 Bond Anticipation Notes, Cmnty.
 Facs., Dist. No. 97-1               NR            6.10         9/1/02          1,000         1,000,560
 Spec. Tax, Cmnty.
 Facs., Dist. No. 97-1               NR            6.375        9/1/35          1,500         1,512,240
Vacaville Cmnty. Redev. Agcy.,
 Multifamily Hsg. Rev.               NR            7.375        11/1/14         1,110(f)      1,266,144
Vallejo Cert. of Part., Touro
 Univ.                               Baa           7.375        6/1/29          2,500         2,562,025
Ventura California Port Dist.,
 Cert. of Part.                      NR            6.375        8/1/28          4,000         4,040,680
Victor Valley,
 Union H.S. Dist., M.B.I.A.          Aaa           Zero         9/1/17          4,500         1,852,380
 Union H.S. Dist., M.B.I.A.          Aaa           Zero         9/1/19          5,450         1,972,954
 Union H.S. Dist., M.B.I.A.          Aaa           Zero         9/1/20          5,850         1,995,786
Virgin Islands Territory, Hugo
 Ins. Claims Fund Proj., Ser. 91     NR            7.75         10/1/06           785(f)        821,189
West Contra Costa Unified Sch.
 Dist., Cert. of Part.               Baa3          6.875        1/1/09          1,015         1,096,982
                                                                                           ------------
Total long-term investments (cost
 $238,903,209)                                                                             $252,994,733
                                                                                           ------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                     Moody's                               Principal
                                     Rating        Interest     Maturity   Amount          Value
Description (a)                      (Unaudited)   Rate         Date       (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  1.0%
Bear Stearns Municipal Secs. Trust
 Ctfs., Ser. 00-95, Class A,
 F.R.D.D.                            A-1(c)        3.90%        9/1/00     $    2,600      $  2,600,000
California Hlth. Facs. Fin. Auth.
 Rev., Var. Ind. Hosp. Adventist,
 Ser. C, F.R.D.D.                    VMIG1         3.40         9/1/00             60            60,000
                                                                                           ------------
Total short-term investments (cost
 $2,660,000)                                                                               $  2,660,000
                                                                                           ------------
Total Investments  98.2%
 (cost $241,563,209; Note 4)                                                                255,654,733
Other assets in excess of
 liabilities  1.8%                                                                            4,723,376
                                                                                           ------------
Net Assets  100%                                                                           $260,378,109
                                                                                           ------------
                                                                                           ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Notes (b)
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Issue in default on interest payment, non-income producing security.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities

                                                                   August 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $241,563,209)                           $ 255,654,733
Cash                                                                    1,480,048
Interest receivable                                                     3,860,335
Receivable for investments sold                                         1,937,850
Receivable for Series shares sold                                         204,486
Other assets                                                                4,527
                                                                   ---------------
      Total assets                                                    263,141,979
                                                                   ---------------
LIABILITIES
Payable for investments purchased                                       1,932,700
Payable for Series shares reacquired                                      424,041
Dividends payable                                                         129,848
Management fee payable                                                    109,522
Accrued expenses                                                           82,144
Distribution fee payable                                                   74,209
Deferred trustee's fees                                                    11,406
                                                                   ---------------
      Total liabilities                                                 2,763,870
                                                                   ---------------
NET ASSETS                                                          $ 260,378,109
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     244,149
   Paid-in capital in excess of par                                   250,653,961
                                                                   ---------------
                                                                      250,898,110
   Accumulated net realized loss on investments                        (4,611,525)
   Net unrealized appreciation on investments                          14,091,524
                                                                   ---------------
Net assets, August 31, 2000                                         $ 260,378,109
                                                                   ---------------
                                                                   ---------------

    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities Cont'd.

                                                                   August 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($167,152,548
      / 15,673,459 shares of beneficial interest issued and
      outstanding)                                                         $10.66
   Maximum sales charge (3% of offering price)                                .33
                                                                   ---------------
   Maximum offering price to public                                        $10.99
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($80,580,224 / 7,555,173 shares of beneficial
      interest issued and outstanding)                                     $10.67
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share ($8,309,390 /
      779,090 shares of beneficial interest issued and
      outstanding)                                                         $10.67
   Sales charge (1% of offering price)                                        .11
                                                                   ---------------
   Offering price to public                                                $10.78
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,335,947 / 407,205 shares of beneficial interest
      issued and outstanding)                                              $10.65
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Income Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $  15,989,770
                                                                   ---------------
Expenses
   Management fee                                                       1,318,663
   Distribution fee--Class A                                              429,221
   Distribution fee--Class B                                              393,715
   Distribution fee--Class C                                               67,660
   Custodian's fees and expenses                                           91,000
   Transfer agent's fees and expenses                                      56,000
   Reports to shareholders                                                 45,000
   Registration fees                                                       39,000
   Legal fees and expenses                                                 25,000
   Audit fees and expenses                                                 13,000
   Trustees' fees and expenses                                             11,000
   Miscellaneous                                                            7,152
                                                                   ---------------
      Total expenses                                                    2,496,411
Custodian fee credit (Note 1)                                              (8,903)
                                                                   ---------------
   Net expenses                                                         2,487,508
                                                                   ---------------
Net investment income                                                  13,502,262
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             (1,610,894)
   Financial futures transactions                                         912,868
                                                                   ---------------
                                                                         (698,026)
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          4,511,933
   Financial futures contracts                                           (156,625)
                                                                   ---------------
                                                                        4,355,308
                                                                   ---------------
Net gain on investments                                                 3,657,282
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  17,159,544
                                                                   ---------------
                                                                   ---------------

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Changes in Net Assets

                                                       Year               Year
                                                       Ended              Ended
                                                  August 31, 2000    August 31, 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $  13,502,262      $  14,041,421
   Net realized loss on investment transactions         (698,026)          (825,958)
   Net change in unrealized appreciation
      (depreciation) on investments                    4,355,308        (17,810,023)
                                                  ---------------    ---------------
   Net increase (decrease) in net assets
      resulting from operations                       17,159,544         (4,594,560)
                                                  ---------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (8,940,906)        (9,496,580)
      Class B                                         (3,903,458)        (3,882,376)
      Class C                                           (424,644)          (413,457)
      Class Z                                           (233,254)          (249,008)
                                                  ---------------    ---------------
                                                     (13,502,262)       (14,041,421)
                                                  ---------------    ---------------
   Distributions in excess of net investment
      income
      Class A                                            (29,079)                --
      Class B                                            (12,950)                --
      Class C                                             (1,428)                --
      Class Z                                               (623)                --
                                                  ---------------    ---------------
                                                         (44,080)                --
                                                  ---------------    ---------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                      64,974,467         92,907,502
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                6,255,584          6,830,426
   Cost of shares reacquired                         (98,900,936)       (59,179,182)
                                                  ---------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                      (27,670,885)        40,558,746
                                                  ---------------    ---------------
Total increase (decrease)                            (24,057,683)        21,922,765
NET ASSETS
Beginning of year                                    284,435,792        262,513,027
                                                  ---------------    ---------------
End of year                                        $ 260,378,109      $ 284,435,792
                                                  ---------------    ---------------
                                                  ---------------    ---------------

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Income Series (the 'Series') commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in California or in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

      Security Valuations:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    20

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures transactions.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases
                                                                          21

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss by $44,080 due to the sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have reponsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .250 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that it received approximately $123,000 and $11,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended August 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

      PIMS has advised the Series that for the year ended August 31, 2000, it received approximately $281,500 and $7,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an
                                                                          23

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended August 31, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 2000, the Series incurred fees of approximately $50,000 for the services of PMFS. As of August 31, 2000 approximately $3,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 2000 were $86,897,914 and $120,720,585, respectively.

      The United States federal income tax cost basis of the Fund's investments as of August 31, 2000 was $241,734,504 and accordingly, net unrealized appreciation on investments for federal income tax purposes was $13,920,228 (gross unrealized appreciation--$17,583,998; gross unrealized depreciation--$3,663,770).

      For federal income tax purposes, the Series has a capital loss carryforward at August 31, 2000 of approximately $3,408,000 of which $1,520,900 expires in 2003, $975,700 expires in 2004 and $911,400 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      For federal income tax purposes, the Series will elect to treat net capital losses of $933,900 incurred in the ten month period ended August 31, 2000 as being incurred in the next year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the years ended August 31, 2000 and August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2000:
Shares sold                                                    4,664,081    $ 47,656,875
Shares issued in reinvestment of dividends                       398,989       4,096,741
Shares reacquired                                             (7,048,893)    (72,195,003)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion          (1,985,823)    (20,441,387)
Shares issued upon conversion from Class B                       158,801       1,630,903
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,827,022)   $(18,810,484)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    4,622,707      50,892,275
Shares issued in reinvestment of dividends                       417,857       4,593,136
Shares reacquired                                             (3,868,964)    (42,458,852)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,171,600      13,026,559
Shares issued upon conversion from Class B                       109,917       1,217,865
                                                              ----------    ------------
Net increase in shares outstanding                             1,281,517    $ 14,244,424
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Year ended August 31, 2000:
Shares sold                                                    1,303,211    $ 13,414,428
Shares issued in reinvestment of dividends                       167,619       1,720,710
Shares reacquired                                             (1,815,491)    (18,615,231)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (344,661)     (3,480,093)
Shares reacquired upon conversion into Class A                  (158,801)     (1,630,903)
                                                              ----------    ------------
Net decrease in shares outstanding                              (503,462)   $ (5,110,996)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    2,701,343    $ 29,886,200
Shares issued in reinvestment of dividends                       160,200       1,758,724
Shares reacquired                                               (995,244)    (10,928,291)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,866,299      20,716,633
Shares reacquired upon conversion into Class A                  (109,917)     (1,217,865)
                                                              ----------    ------------
Net increase in shares outstanding                             1,756,382    $ 19,498,768
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          25

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      151,693    $  1,563,439
Shares issued in reinvestment of dividends                        28,025         287,690
Shares reacquired                                               (434,581)     (4,447,901)
                                                              ----------    ------------
Net decrease in shares outstanding                              (254,683)   $ (2,596,772)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      696,989    $  7,705,871
Shares issued in reinvestment of dividends                        26,026         285,305
Shares reacquired                                               (221,550)     (2,436,064)
                                                              ----------    ------------
Net increase in shares outstanding                               501,465    $  5,555,112
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended August 31, 2000:
Shares sold                                                      230,133    $  2,339,725
Shares issued in reinvestment of dividends                        14,647         150,443
Shares reacquired                                               (357,044)     (3,642,801)
                                                              ----------    ------------
Net decrease in shares outstanding                              (112,264)   $ (1,152,633)
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      405,701    $  4,423,156
Shares issued in reinvestment of dividends                        17,560         193,261
Shares reacquired                                               (306,708)     (3,355,975)
                                                              ----------    ------------
Net increase in shares outstanding                               116,553    $  1,260,442
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Income Series
 Financial
                            Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential California Municipal Fund      California Income Series
             Financial Highlights

                                                                       Class A
                                                                   ---------------
                                                                     Year Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   10.49
                                                                   ---------------
Income from investment operations
Net investment income                                                       .54
Net realized and unrealized gain (loss) on investment
transactions                                                                .17
                                                                   ---------------
      Total from investment operations                                      .71
                                                                   ---------------
Less distributions
Dividends from net investment income                                       (.54)
Distributions in excess of net investment income                             --(c)
                                                                   ---------------
      Total distributions                                                  (.54)
                                                                   ---------------
Net asset value, end of year                                          $   10.66
                                                                   ---------------
                                                                   ---------------
TOTAL RETURN(b):                                                           7.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 167,153
Average net assets (000)                                              $ 171,688
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .86%
   Expenses, excluding distribution and service (12b-1) fees                .61%
   Net investment income                                                   5.21%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                   34%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  11.19             $  10.71             $  10.33             $  10.28
----------------     ----------------     ----------------     ----------------
         .56(a)               .59(a)               .60(a)               .63(a)
        (.70)                 .49                  .38                  .05
----------------     ----------------     ----------------     ----------------
        (.14)                1.08                  .98                  .68
----------------     ----------------     ----------------     ----------------
        (.56)                (.59)                (.60)                (.63)
          --                 (.01)                  --(c)                --
----------------     ----------------     ----------------     ----------------
        (.56)                (.60)                (.60)                (.63)
----------------     ----------------     ----------------     ----------------
    $  10.49             $  11.19             $  10.71             $  10.33
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       (1.37)%              10.31%                9.72%                6.67%
    $183,593             $181,512             $156,684             $153,236
    $187,106             $165,771             $153,019             $161,420
         .76%(a)              .68%(a)              .73%(a)              .50%(a)
         .56%(a)              .58%(a)              .63%(a)              .40%(a)
        5.03%(a)             5.39%(a)             5.66%(a)             6.01%(a)
          23%                  10%                  16%                  22%

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                       Class B
                                                                   ---------------
                                                                     Year Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $ 10.49
                                                                   ---------------
Income from investment operations
Net investment income                                                      .51
Net realized and unrealized gain (loss) on investment
transactions                                                               .18
                                                                   ---------------
      Total from investment operations                                     .69
                                                                   ---------------
Less distributions
Dividends from net investment income                                      (.51)
Distributions in excess of net investment income                            --(c)
                                                                   ---------------
      Total distributions                                                 (.51)
                                                                   ---------------
Net asset value, end of year                                           $ 10.67
                                                                   ---------------
                                                                   ---------------
TOTAL RETURN(b):                                                          6.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                          $80,580
Average net assets (000)                                               $78,743
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.11%
   Expenses, excluding distribution and service (12b-1) fees               .61%
   Net investment income                                                  4.96%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  11.19             $  10.71             $  10.33             $  10.28
    --------             --------             --------             --------
         .53(a)               .55(a)               .55(a)               .59(a)
        (.70)                 .49                  .38                  .05
    --------             --------             --------             --------
        (.17)                1.04                  .93                  .64
    --------             --------             --------             --------
        (.53)                (.55)                (.55)                (.59)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.53)                (.56)                (.55)                (.59)
    --------             --------             --------             --------
    $  10.49             $  11.19             $  10.71             $  10.33
    --------             --------             --------             --------
    --------             --------             --------             --------
       (1.67)%               9.87%                9.28%                6.25%
    $ 84,546             $ 70,535             $ 47,436             $ 35,983
    $ 81,163             $ 56,011             $ 40,983             $ 32,555
        1.06%(a)             1.08%(a)             1.13%(a)              .90%(a)
         .56%(a)              .58%(a)              .63%(a)              .40%(a)
        4.78%(a)             4.99%(a)             5.26%(a)             5.61%(a)

    See Notes to Financial Statements                                     31

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                       Class C
                                                                   ---------------
                                                                     Year Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $ 10.49
                                                                       -------
Income from investment operations
Net investment income                                                      .49
Net realized and unrealized gain (loss) on investment
transactions                                                               .18
                                                                       -------
      Total from investment operations                                     .67
                                                                       -------
Less distributions
Dividends from net investment income                                      (.49)
Distributions in excess of net investment income                            --(c)
                                                                       -------
      Total distributions                                                 (.49)
                                                                       -------
Net asset value, end of year                                           $ 10.67
                                                                       -------
                                                                       -------
TOTAL RETURN(b):                                                          6.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                          $ 8,309
Average net assets (000)                                               $ 9,021
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.36%
   Expenses, excluding distribution and service (12b-1) fees               .61%
   Net investment income                                                  4.71%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  11.19              $10.71               $10.33               $10.28
    --------             -------              -------              -------
         .50(a)              .52(a)               .53(a)               .56(a)
        (.70)                .49                  .38                  .05
    --------             -------              -------              -------
        (.20)               1.01                  .91                  .61
    --------             -------              -------              -------
        (.50)               (.52)                (.53)                (.56)
          --                (.01)                  --(c)                --
    --------             -------              -------              -------
        (.50)               (.53)                (.53)                (.56)
    --------             -------              -------              -------
    $  10.49              $11.19               $10.71               $10.33
    --------             -------              -------              -------
    --------             -------              -------              -------
       (1.91)%              9.60%                9.01%                5.99%
    $ 10,847              $5,960               $3,611               $3,269
    $  9,088              $4,491               $3,135               $3,300
        1.31%(a)            1.33%(a)             1.38%(a)             1.15%(a)
         .56%(a)             .58%(a)              .63%(a)              .40%(a)
        4.53%(a)            4.74%(a)             5.01%(a)             5.36%(a)

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                                                       Class Z
                                                                   ---------------
                                                                     Year Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 10.49
                                                                       -------
Income from investment operations
Net investment income                                                      .56
Net realized and unrealized gain (loss) on investment
transactions                                                               .16
                                                                       -------
      Total from investment operations                                     .72
                                                                       -------
Less distributions
Dividends from net investment income                                      (.56)
Distributions in excess of net investment income                            --(c)
                                                                       -------
      Total distributions                                                 (.56)
                                                                       -------
Net asset value, end of period                                         $ 10.65
                                                                       -------
                                                                       -------
TOTAL RETURN(b):                                                          7.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $ 4,336
Average net assets (000)                                               $ 4,281
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .61%
   Expenses, excluding distribution and service (12b-1) fees               .61%
   Net investment income                                                  5.45%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    34                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
     $11.19                    $10.71                            $10.38
    -------                   -------                           -------
        .58(a)                    .61(a)                            .57(a)
       (.70)                      .49                               .33
    -------                   -------                           -------
       (.12)                     1.10                               .90
    -------                   -------                           -------
       (.58)                     (.61)                             (.57)
         --                      (.01)                               --(c)
    -------                   -------                           -------
       (.58)                     (.62)                             (.57)
    -------                   -------                           -------
     $10.49                    $11.19                            $10.71
    -------                   -------                           -------
    -------                   -------                           -------
      (1.18)%                   10.42%                             8.86%
     $5,449                    $4,507                            $1,963
     $4,725                    $3,312                            $  970
        .56%(a)                   .58%(a)                           .63%(a)(e)
        .56%(a)                   .58%(a)                           .63%(a)(e)
       5.28%(a)                  5.49%(a)                          5.76%(a)(e)

    See Notes to Financial Statements                                     35

       Prudential California Municipal Fund      California Income Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Income Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Income Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 20, 2000

       Prudential California Municipal Fund      California Income Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2000) as to the federal tax status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 2000, dividends paid from net investment income of $.54 per share for Class A shares, $.51 per Class B share, $.49 per Class C share and $.56 per Class Z share were all federally tax-exempt interest dividends.

      We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

      In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to federal tax status of the distributions received by you in calendar 2000.
                                                                          37

Prudential California Municipal Fund      California Income Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
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Prudential Value Fund

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Small Capitalization Growth Fund
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Target Funds
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balanced/allocation funds
Prudential Diversified Funds
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    High Growth Fund
The Prudential Investment Portfolios, Inc.
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

www.prudential.com          (800) 225-1852

BOND FUNDS
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Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
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Prudential Total Return Bond Fund, Inc.
Target Funds
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Tax-Free Bond Funds
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    California Series
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Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
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Prudential Government Securities Trust
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Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
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Prudential Municipal Series Fund
    Connecticut Money Market Series
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    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential California Municipal Fund      California Income Series
Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports-or other financial materials-and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-sometimes very suddenly-in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.
Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

www.prudential.com           (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential California Municipal Fund      California Income Series
Class A     Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 8/31/00
              One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge        3.88%     5.75% (5.68)      N/A        7.29% (7.04)
Without Sales
 Charge        7.10%     6.40% (6.32)      N/A        7.63% (7.38)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class A shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account value at the commencement of operations of Class A shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in December 1990 for Class A shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge of 3% was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The numbers in parentheses ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com   (800) 225-1852
Class B     Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 8/31/00
              One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge        1.93%      5.89% (5.81)    N/A         5.59% (5.46)
Without Sales
 Charge        6.93%      6.05% (5.97)    N/A         5.59% (5.46)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class. The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class B shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account value at the commencement of operations of Class B shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in December 1993 for Class B shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge of 5%, 4%, 3%, 2%, 1%, and 1% for six years was deducted from the value of the investment in Class
B shares, assuming full redemption on August 31, 2000; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. The numbers in parentheses ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential California Municipal Fund      California Income Series
Class C     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
              One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge       4.59%       5.57% (5.49)    N/A         5.81% (5.69)
Without Sales
 Charge       6.66%       5.79% (5.71)    N/A         5.98% (5.87)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class C shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account value at the commencement of operations of Class C shares, and the account values at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in August 1994 for Class C shares.
For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge of 1% was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge of 1% for 18 months was deducted from the value of the investment in Class C shares, assuming full redemption on August 31, 2000 ; (c) all recurring fees (including management fees) were deducted; and
(d) all dividends and distributions were reinvested.
The numbers in parentheses ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

www.prudential.com       (800) 225-1852
Class Z     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 8/31/00
              One Year    Five Years    Ten Years    Since Inception
With Sales
 Charge        7.26%         N/A           N/A        6.32% (6.30)
Without Sales
 Charge        7.26%         N/A           N/A        6.32% (6.30)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Prudential
California Municipal Fund/California Income Series
(Class Z shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account value at the commencement of operations of Class Z shares, and the account value at the end of the current fiscal year (August 31, 2000), as measured on a quarterly basis, beginning in September 1996 for Class Z shares.
For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The numbers in parentheses ( ) show the Series' average annual total return without waiver of management fees and/or expense subsidization.

The Index is a weighted index comprised of municipal bonds (general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term, investment-grade municipal bond market. The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Series. The Index is not the only one that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
     Class A    PBCAX    744313305
     Class B    PCAIX    744313404
     Class C    PCICX    744313800
     Class Z    PCIZX    744313875

MF146E

(ICON)  Printed on Recycled Paper

ANNUAL REPORT  AUGUST 31, 2000

Prudential
California Municipal Fund/
California Money Market Series

Fund Type Money market

Objective The highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Investment Goals and Style
The Prudential California Municipal Fund/California
Money Market Series seeks to provide the highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

(GRAPH)
www.prudential.com           (800) 225-1852

Performance at a Glance

Fund Facts                          As of 8/31/00
                   7-Day      Net Asset      Taxable Equivalent Yield*   Weighted Avg.   Net Assets
               Current Yld.  Value (NAV)      @31%     @36%    @39.6%     Mat. (WAM)     (Millions)
CA Money
Market Series     3.16%         $1.00         5.05%    5.44%    5.77%       54 Days         $276
iMoneyNet, Inc.
Tax-Free
State Specific
Avg. (SB &
GP-CA)**          3.14%         $1.00         5.02%    5.41%    5.73%       49 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)-California) category as of August 28,
2000.

Weighted Average Maturity Compared to the Average
Money Market Fund
(GRAPH)

(LOGO)             October 18, 2000

Dear Shareholder,
Municipal money market yields climbed during much of our fiscal year ended August 31, 2000. The catalyst for this trend was the Federal Reserve's repeated increases in short-term interest rates, which were intended to curb the brisk pace of U.S.
economic growth.

The rising-interest-rate environment benefited the
Prudential California Municipal Fund/California
Money Market Series by creating solid investment opportunities, although at times good-quality, attractively priced California securities were relatively scarce. The Series maintained a $1 net asset value per share, and provided a competitive yield. On August 31, 2000, the Series' seven-day current yield was 3.16%, compared with 3.14% for the average California money market fund as tracked by iMoneyNet, Inc. The following pages explain how the Series was positioned in light of developments in the tax-exempt money market.

High-quality investments can help reduce risk
Having a conservative, high-quality investment alternative, such as a municipal money market fund, made good sense for investors who were concerned about volatile conditions in the financial markets.
Indeed, investors may do well to consider investing in a municipal money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have quick access to your money and a tax-exempt investment vehicle that emphasizes safety of principal and liquidity.

Sincerely,

John R. Strangfeld, President
Prudential California Municipal Fund

Prudential California Municipal Fund   California Money Market Series

Annual Report   August 31, 2000

Investment Adviser's Report

Stiff competition for California securities
Two influences dominated the California municipal money market during our fiscal year that began
September 1, 1999. First, on several occasions, the demand for the type of high-quality, attractively priced California securities that we buy greatly exceeded the supply. Second, tax-exempt money market yields climbed as the Federal Reserve (the
Fed) raised short-term interest rates four times to cool off an overheated U.S. economy.

In this challenging market environment, we quickly took advantage of better investment opportunities that enhanced the Series' yield. For example, in the autumn of 1999, we bought California money market securities such as tax-exempt commercial paper due in 60 to 90 days and notes maturing in one year. Our purchases lengthened the Series' weighted average maturity (WAM) in October and November 1999, which brought the Series more in line with the average comparable fund as measured by iMoneyNet Inc. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.)

Extending the Series' WAM proved to be a good strategy because it helped the Series weather those times when its WAM would shorten due to a dearth of appealing investment opportunities. Concern about the supply/demand imbalance among high-quality
California money market securities was the driving force behind our investment decision.

Declining municipal money market issuance amid strong economic growth
The periodic shortage of highly rated California money market securities was partly due to the powerful U.S. economy. With the economy expanding rapidly, many state and local governments have built up hefty cash reserves. Consequently, their borrowing needs have declined so much that they have issued fewer debt securities.

Prudential California Municipal Fund   California Money Market Series

Annual Report   August 31, 2000

California usually issues revenue anticipation notes (RANs) to help meet its cash flow obligations during months when expenditures exceed revenues, but for the first time in 20 years, California did not need to issue RANs because of its strong economy. In fact, favorable economic conditions were among the factors that prompted Fitch IBCA to upgrade its rating of California general obligation bonds to AA from AA- in February 2000. Shortly after our fiscal year ended on August 31, 2000, Moody's Investors Service upgraded the bonds to AA2 from AA3, and Standard & Poor's Corporation upgraded them to AA from AA-.

Trying to keep a lid on inflation
The vibrant U.S. economy, however, was a mixed blessing as it threatened to spark higher inflation via rising consumer prices and accelerating wages.
This in turn prompted the Fed to increase short-term interest rates four times during our fiscal year. Boosting short-term rates also pushed up borrowing costs for consumers and businesses, which could help to slow economic growth to a more sustainable pace and check inflationary pressures.

As short-term rates climbed, yields on California money market securities also rose. At times, however, the supply/demand imbalance was so pronounced that yields on these securities fell and their prices gained even though the Fed had begun to raise rates. From late April through mid-May, municipal money market yields were considerably higher as portfolio managers sold securities to satisfy shareholder redemptions during tax season.
Yields were higher also because the Fed was expected to hike rates in mid-May, which did occur.
We took advantage of this rise in yields by purchasing commercial paper maturing in 90 to 150 days and short-term "prerefunded" bonds that are backed by direct obligations of the U. S. Treasury.

Taking advantage of "note season"
Good investment opportunities also emerged in early
June, which is the beginning of "note season" in
the California money market. Starting in June, many
California municipalities and local authorities
traditionally turn to the
www.prudential.com      (800) 225-1852

market for cash flow borrowing due to mismatched expenditures and revenues. During this time, we bought one-year tax and revenue anticipation notes of the California Statewide Community Development
Authority and the Los Angeles County School Pool
Financing Authority. We also bought one-year bonds of the California School Cash Reserve Program
Authority.

Purchasing municipal asset-backed securities
There were also attractive investment opportunities among municipal asset-backed securities (MABS).
MABS are highly liquid investments structured to help satisfy the growing demand for municipal money market securities. MABS require a higher degree of analysis than more generic investment alternatives.
As a result, MABS offer a higher return, and have been selectively added to the Series' holdings.

Our purchases were well-timed because shortly thereafter, money market yields declined sharply as data indicated that economic growth was moderating.
This, in turn, fueled optimism that the Fed would stop raising short-term interest rates.
Consequently, many investors were willing to accept lower yields (and pay higher prices) for municipal money market securities. All the one-year debt securities that we bought were delivered and paid for in early July, which was just in time to replace a large amount of securities that matured in the portfolio.

Looking Ahead
We expect to keep the Series' WAM longer than that of its competitive average by purchasing attractively priced, longer-term California money market securities. This strategy should help to enhance the Series' yield if, as expected, the Fed leaves short-term rates unchanged for the remainder of the year, and money market yields decline even further.

Prudential California Money Market Series Management Team

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of August 31, 2000

                                                                             Principal
                                      Moody's Rating  Interest    Maturity   Amount        Value
Description (a)                       (Unaudited)     Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Abag Fin. Auth.,
 Eastridge Apts., Ser. 00A,
 F.R.W.D., A.M.T.                     VMIG1           3.65%       9/07/00    $    2,545    $  2,545,000
 Gaia Bldg. Proj., Ser. 00A,
 F.R.W.D., A.M.T.                     A-1+(d)         3.70        9/07/00         1,665       1,665,000
Alameda Cnty. Ind. Dev. Auth. Rev.,
 Edward Shimmon Proj., Ser. 96A,
 F.R.W.D., A.M.T.                     A-1(d)          3.70        9/07/00         5,700       5,700,000
 Meskimen Fam.Trust Proj.,
 Ser 98A, F.R.W.D., A.M.T.            A-1(d)          3.70        9/07/00         1,300       1,300,000
Anaheim Elec. Rev., Ser. 96A,
 A.M.B.A.C.                           NR              4.50        10/01/00          560         560,196
Antioch Unified Sch. Dist., Ser.
 99, T.R.A.N.                         SP-1+(d)        4.00        10/27/00       10,000      10,008,132
California Dept. of Wtr. Res.,
 Wtr. Rev., Ser. 1, T.E.C.P.          P-1             4.25        9/12/00         1,330       1,330,000
 Central Valley Project, Ser. T       NR              5.00        12/01/00        1,000       1,003,023
California Econ. Dev. Fin. Auth.
 Rev., Mannesmann Dematic Rapistan
 Corp., Ser. 98, F.R.W.D., A.M.T.     NR              4.30        9/07/00         3,200       3,200,000
California Hlth. Facilities Fin.
 Auth. Rev., Auth. Rev. A Hlth.
 Fac. Fin.                            VMIG1           3.40        9/01/00           250         250,000
California Infrastructure & Econ.
 Dev. Bank, Ind. Dev. Rev., Starter
 & Alternator Proj., Ser. 99,
 F.R.W.D., A.M.T.                     A-1+(d)         4.05        9/06/00         5,000       5,000,000
California Poll. Ctrl. Fin. Auth.
 Rev.,
 Wadham Energy, Ser. B, F.R.W.D.,
 A.M.T.                               A-1(d)          4.35        9/06/00         2,475       2,475,000
 Wadham Energy, Ser. C, F.R.W.D.,
 A.M.T.                               A-1(d)          4.35        9/06/00         9,150       9,150,000
 U.S. Borax Inc. Proj., Ser. 95A,
 F.R.W.D.                             NR              4.20        9/07/00         5,100       5,100,000
California Pub. Cap. Impts. Fin.
 Auth.
 Rev. Bond-Lehman, Ser. A35,
 F.R.W.D., M.B.I.A.                   VMIG1           4.00        9/06/00         7,500       7,500,000
California Sch. Cash Reserve Prog.
 Auth., Ser. A, A.M.B.A.C.            MIG1            5.25        7/03/01        10,000      10,078,464

    6                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                                                             Principal
                                      Moody's Rating  Interest    Maturity   Amount        Value
Description (a)                       (Unaudited)     Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
California St.
 Gen. Oblig., Ser. 142, F.R.W.D.S.    A-1+(d)         3.80%       9/07/00    $    1,200    $  1,200,000
 Gen. Oblig., T.E.C.P.                P-1             4.05        10/20/00        5,000       5,000,000
 Gen. Oblig., T.E.C.P.                P-1             4.00        11/10/00        5,000       5,000,000
California St. Pub. Wks. Board,
 Lease Rev., Dept. of Corrections,
 Ser 210, F.R.W.D., A.M.B.A.C.        VMIG1           3.83        9/07/00         3,050       3,050,000
 State Univ. Library Proj.,
 Ser. 1990A                           NR              6.25        9/01/00         2,000(c)    2,040,000
California St., Veterans Gen.
 Oblig.,
 Ser. 00A, F.R.W.D.S., A.M.B.A.C.,
 A.M.T.                               VMIG1           4.02        9/06/00         5,000       5,000,000
California Statewide Cmntys. Dev.
 Auth. Rev.,
 Ser. A, T.R.A.N., F.S.A.             MIG1            5.25        6/29/01         4,700       4,736,412
 Ser. B, T.R.A.N., F.S.A.             MIG1            5.25        8/03/01         4,700       4,739,199
 Aegis of Aptos Proj., Multi-Family
 Rev., Ser. 98Y, F.R.W.D., A.M.T.     A-2(d)          4.05        9/07/00         2,500       2,500,000
 Karcher Prop. Inc., Ser. 1994C,
 F.R.W.D., A.M.T.                     VMIG1           4.35        9/06/00         2,000       2,000,000
 Propak-California Corp., Ser. 94B,
 F.R.W.D., A.M.T.                     A-1+(d)         4.35        9/06/00         1,840       1,840,000
 Dix Metals, Ser. 98B, F.R.W.D.,
 A.M.T.                               NR              4.35        9/06/00         5,475       5,475,000
Fresno Cnty. Trans. Auth.
 Sales Tax Rev., Ser. 98,
 A.M.B.A.C.                           NR              5.00        4/01/01           500         503,238
Fresno Unified Sch. Dist., Ed. Fac.
 Corp., Ser. 91A                      NR              7.20        5/01/01         1,000(c)    1,039,073
Inglewood Redev. Agency Tax Alloc.,
 Refunding Bonds,
 Ser. 1998A, A.M.B.A.C.               NR              4.00        5/01/01           560         560,534

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                                                             Principal
                                      Moody's Rating  Interest    Maturity   Amount        Value
Description (a)                       (Unaudited)     Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Kern Cnty. Superintendent of Schs.,
 Master Lease, Ser. 96A, F.R.W.D.     A-1+(d)         3.75%       9/07/00    $    1,615    $  1,615,000
Kings River Conservation Dist.,
 Pine Flatland Pwr. Rev., Ser. 92D    NR              6.00        1/01/01         3,575(c)    3,669,125
Lassen Muni. Util. Dist. Rev.,
 Refunding Rev., Ser. 96A,
 F.R.W.D., F.S.A., A.M.T.             VMIG1           4.10        9/07/00         5,300       5,300,000
Long Beach Harbor Rev., Ser. 91       NR              7.20        5/15/01         1,220       1,245,708
Los Angeles City of L.A.,
 Ser. 98A                             NR              4.50        9/01/00         2,100       2,100,000
Los Angeles Cnty. Sch. Pooled Fin.
 Prog. Ser. A, T.R.A.N., F.S.A.       SP-1+(d)        5.00        7/02/01         5,000       5,029,147
Los Angeles Cnty., Correctional
 Fac. Proj., M.B.I.A.                 NR              6.50        9/01/00         2,000(c)    2,037,800
Los Angeles Cnty., Pub. Wks. Fin.
 Auth. Rev., Reg. Park & Open Space
 Dist.                                NR              5.00        10/01/00        4,250       4,253,650
Los Angeles Dept. of Wtr. & Pwr.,
 Waterworks Rev., Ser. 99L,
 F.R.W.D.S., F.G.I.C.                 VMIG1           3.97        9/05/00         8,000       8,000,000
 Elec. Plant Rev., Ser. 276,
 F.R.W.D.                             VMIG1           3.83        9/07/00         6,000       6,000,000
 Elec. Plant Rev., Ser. 370,
 F.R.W.D.                             VMIG1           3.98        9/07/00        10,055      10,055,000
Los Angeles Harbor. Dept. Rev.,
 Class F, Ser. 7, F.R.W.D.,
 M.B.I.A.                             VMIG1           3.88        9/07/00         5,995       5,995,000
Los Angeles Ind. Dev. Auth. Apparel
 Prod. Serv., Ser. 00A, F.R.W.D.,
 A.M.T.                               A-1+(d)         3.95        9/06/00         2,150       2,150,000
Metropolitan Wtr. Dist. So. Cal.,
 Ser. A, T.E.C.P.                     P-1             4.00        9/22/00         4,200       4,200,000
 Waterworks. Rev., Ser. 99O,
 F.R.W.D.S.                           VMIG1           3.97        9/05/00        10,000      10,000,000

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                                                             Principal
                                      Moody's Rating  Interest    Maturity   Amount        Value
Description (a)                       (Unaudited)     Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Muni. Secs. Trust Certif.,
 Ser. 2000-95 Class A, F.R.D.D.       A-1(d)          3.90%       9/01/00    $   12,100    $ 12,100,000
Oakland Rev., Ser.00M, F.R.W.D.S.,
 A.M.B.A.C.                           VMIG1           3.97        9/05/00         1,500       1,500,000
Ontario Rev., Hsg. Fin., Ser. 97A,
 F.R.W.D., A.M.T.                     A-1+(d)         3.85        9/07/00         2,900       2,900,000
Pittsburg Pub. Fin. Auth.
 Wastewater Rev., Ser. 91             NR              6.80        6/01/01         1,000(c)    1,038,145
Port of Oakland, Port Rev.,
 Ser. 99-A1, F.R.W.D.S., M.B.I.A.,
 A.M.T.                               VMIG1           4.05        9/06/00         1,775       1,775,000
Puerto Rico Elec. Pwr. Auth.,
 Pub. Improv. Bonds, Ser. 9820,
 F.R.W.D.S., M.B.I.A.                 VMIG1           3.93        9/07/00         8,300       8,300,000
 Muni. Sec. Trust Recpts., Ser.
 SGA43, F.R.W.D.S., M.B.I.A.          A-1+(d)         3.67        9/06/00         2,000       2,000,000
Puerto Rico Hsg. Fin. Comm.,
 Multi-Family Mtge. Rev. Port. A,
 Ser. 90I, A.M.B.A.C.                 NR              4.20        9/15/00         2,360       2,360,000
Puerto Rico Muni. Fin. Agcy.,
 Ser. 225, F.R.W.D.S., F.S.A.         VMIG1           3.83        9/07/00         3,125       3,125,000
Redlands, Loma Linda Univ. Med.
 Cntr., Ser. 90C                      NR              7.00        12/01/00        2,600(c)    2,671,351
Regents of University of California
 Ser. A                               P-1             3.95        9/13/00         4,500       4,500,000
 Ser. A                               P-1             4.05        10/11/00        4,000       4,000,000
 Ser. A                               P-1             3.95        10/12/00        4,500       4,500,000
Riverside Cnty. Trans. Comm.,
 Lmtd. Tax Bonds, Ser. 1991A,
 A.M.B.A.C.                           NR              6.50        6/01/01         1,320       1,342,872
Sacramento Cnty. Hsg. Auth.,
 Normandy Park Senior Apts,
 Ser. 2000A, F.R.W.D., F.N.M.A.,
 A.M.T.                               A-1+(d)         3.60        9/07/00         6,000       6,000,000
Sacramento Cnty. Sanit. Dist., Ser.
 SSS                                  VMIG1           4.10        8/01/01         2,300(c)    2,300,000
San Diego Cnty. Wtr. Auth., Ser.
 91A                                  NR              6.40        5/01/01         2,000(c)    2,071,440

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of August 31, 2000 Cont'd.

                                                                             Principal
                                      Moody's Rating  Interest    Maturity   Amount        Value
Description (a)                       (Unaudited)     Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
San Francisco Airport Comm.,
 Ser. SSP 38, F.R.D.D., F.S.A.,
 A.M.T.                               VMIG1           3.83%       9/06/00    $    8,950    $  8,950,000
San Francisco Swr. Rev., Ser. 237,
 F.R.W.D.S., F.G.I.C.                 VMIG1           3.83        9/07/00         4,700       4,700,000
San Mateo Cnty., Multi-Family Hsg.
 Rev., Pacific Oaks Apt. Proj.,
 Ser. 87A, F.R.W.D., A.M.T.           VMIG1           3.70        9/06/00         2,600       2,600,000
Santa Ana Comm. Redev. Agcy., Santa
 Ana Inter-City Commuter
 Station, Ser. 85A                    NR              6.50        12/15/00        1,490(c)    1,529,849
Santa Clara Valley Wtr. Dist.,
 Ser. 2000A                           NR              5.00        2/01/01         1,455       1,462,332
Torrance, Hosp. Rev., Little
 Company of Mary Hospital, Ser. 92,
 F.R.W.D.                             A-1+(d)         3.75        9/07/00         5,000       5,000,000
                                                                                           ------------
Total Investments  98.0%
 (cost $269,924,690; (e))                                                                   269,924,690
Other assets in excess of
 liabilities  2.0%                                                                            5,642,446
                                                                                           ------------
Net Assets  100%                                                                           $275,567,136
                                                                                           ------------
                                                                                           ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.R.W.D.S.--Floating Rate (Weekly) Demand Note Synthetic (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    T.E.C.P.--Tax-Exempt Commercial Paper.
    T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Statement of Assets and Liabilities

                                                                   August 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 269,924,690
Cash                                                                       73,770
Receivable for Series shares sold                                      16,233,873
Receivable for investments sold                                         2,700,000
Interest receivable                                                     2,626,174
Other assets                                                                5,738
                                                                   ---------------
      Total assets                                                    291,564,245
                                                                   ---------------
LIABILITIES
Payable for Series shares reacquired                                   13,421,779
Payable for investments purchased                                       2,300,000
Management fee payable                                                    114,807
Dividends payable                                                          96,123
Accrued expenses                                                           36,677
Distribution fee payable                                                   16,161
Deferred trustee's fees                                                    11,562
                                                                   ---------------
      Total liabilities                                                15,997,109
                                                                   ---------------
NET ASSETS                                                          $ 275,567,136
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                 $   2,755,671
   Paid-in capital in excess of par                                   272,811,465
                                                                   ---------------
Net assets, August 31, 2000                                         $ 275,567,136
                                                                   ---------------
                                                                   ---------------
Net asset value, offering price and redemption price per share
($275,567,136 / 275,567,136 shares of beneficial interest issued
and outstanding; unlimited number of shares authorized)                     $1.00
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Money Market Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $  10,426,510
                                                                   ---------------
Expenses
   Management fee                                                       1,498,012
   Distribution fee                                                       374,503
   Transfer agent's fees and expenses                                      67,000
   Custodian's fees and expenses                                           59,000
   Reports to shareholders                                                 45,000
   Registration fees                                                       30,000
   Legal fees and expenses                                                 28,000
   Audit fees                                                              13,000
   Trustees' fees and expenses                                             13,000
   Miscellaneous                                                            5,840
                                                                   ---------------
    Total expenses                                                      2,133,355
Less: Custodian fee credit (Note 1)                                       (20,693)
                                                                   ---------------
    Net expenses                                                        2,112,662
                                                                   ---------------
Net investment income                                                   8,313,848
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                              (24,550)
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   8,289,298
                                                                   ---------------
                                                                   ---------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Statement of Changes in Net Assets

                                                      Year Ended August 31,
                                                     2000               1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $     8,313,848    $     6,660,928
   Net realized gain (loss) on investment
      transactions                                      (24,550)            18,632
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                      8,289,298          6,679,560
                                                ---------------    ---------------
Dividends and distributions (Note 1)                 (8,289,298)        (6,679,560)
                                                ---------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                  1,616,264,808      1,284,076,534
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     8,005,325          6,453,709
   Cost of shares reacquired                     (1,614,175,628)    (1,326,335,873)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                      10,094,505        (35,805,630)
                                                ---------------    ---------------
Total increase (decrease)                            10,094,505        (35,805,630)
NET ASSETS
Beginning of year                                   265,472,631        301,278,261
                                                ---------------    ---------------
End of year                                     $   275,567,136    $   265,472,631
                                                ---------------    ---------------
                                                ---------------    ---------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Money Market Series (the 'Series') commenced investment operations on March 3, 1989. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
    14

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisor is obligated to keep certain books and records of the fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      Effective January 1, 2000 the Subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .250 of 1% of the average daily net assets of the Series. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Series or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIC, PIMS and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 2000, the Series incurred fees of approximately $64,000 for the services of PMFS. As of August 31, 2000, approximately $5,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          15

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights

                                                                     Year Ended
                                                                   August 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
Net investment income and net realized gains                                .03
Dividends and distributions                                                (.03)
                                                                   ---------------
Net asset value, end of year                                          $    1.00
                                                                   ---------------
                                                                   ---------------
TOTAL RETURN(a):                                                           2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 275,567
Average net assets (000)                                              $ 299,602
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               0.70%
   Expenses, excluding distribution and service (12b-1) fees               0.58%
   Net investment income                                                   2.77%

------------------------------
(a) Total return includes reinvestment of dividends and distributions.
    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights Cont'd.

                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00
         .02                  .03                  .03                  .03
        (.02)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        2.34%                2.81%                2.85%                2.88%
    $265,473             $301,278             $285,280             $249,833
    $289,155             $287,250             $277,720             $256,175
         .71%                 .72%                 .73%                 .74%
         .59%                 .60%                 .61%                 .62%
        2.30%                2.77%                2.80%                2.83%

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Money Market Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 20, 2000

       Prudential California Municipal Fund      California Money Market Series
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 2000) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that for the year ended August 31, 2000, dividends paid from net investment income totaling $.03 per share were all federally tax-exempt interest dividends.
                                                                          19

Prudential California Municipal Fund   California Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Target Funds
   International Equity Fund

balanced/allocation funds
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
   Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
   Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
   Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
Target Funds
   International Equity Fund

balanced/allocation funds
Prudential Diversified Funds
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

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www.prudential.com      (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
   Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
   Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
   Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
   California Series
   California Income Series
Prudential Municipal Bond Fund
   High Income Series
   Insured Series
Prudential Municipal Series Fund
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
   Liquid Assets Fund
   National Money Market Fund
Prudential Government Securities Trust
   Money Market Series
   U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
   Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
   California Money Market Series
Prudential Municipal Series Fund
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

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For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols   NASDAQ    CUSIP
               PCLXX   744313503

MF139E

(ICON)      Printed on Recycled Paper